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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 1/31/12

Item 1. Schedule of Investments.

Invesco Balanced-Risk Allocation Fund
Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us                     IBRA-QTR-1      01/12           Invesco Advisers, Inc.

Consolidated Schedule of Investments
January 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Treasury Bills—9.79%(a)
0.00%, 02/09/12 (b)	$10,000,000	$9,999,911
0.04%, 02/09/12	25,000,000	24,999,777
0.06%, 02/09/12 (b)	10,000,000	9,999,911
0.06%, 07/19/12	346,000,000	345,881,640

Total U.S. Treasury Bills (Cost $390,905,432)		390,881,239

	Shares

Exchange Traded Funds—1.97%
PowerShares DB Gold Fund (c) (Cost $67,719,440)	1,300,000	78,780,000

Money Market Funds—79.92%
Liquid Assets Portfolio-Institutional Class (d)	1,262,636,491	1,262,636,491
Premier Portfolio-Institutional Class (d)	1,262,636,491	1,262,636,491
STIC (Global Series) PLC — U.S. Dollar Liquidity Portfolio — Institutional Class (d)	667,312,378	667,312,378

Total Money Market Funds (Cost $3,192,585,360)		3,192,585,360

TOTAL INVESTMENTS—91.68% (Cost $3,651,210,232)		3,662,246,599

OTHER ASSETS LESS LIABILITIES—8.32%		332,295,699

NET ASSETS—100.00%		$3,994,542,298

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral for open swap agreements. See Note 1E.

(c)	Not an affiliate of the Fund or its investment adviser.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Allocation Fund

Open Futures Contracts and Swap Agreements at Period-End
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Futures Contracts	Contracts	Month	Value	(Depreciation)

100 Ounce Gold	1,759	April-2012	$306,136,360	$2,140,174

Australian 10 Year Bonds	6,960	March-2012	874,670,129	5,692,295

Canada 10 Year Bonds	4,655	March-2012	624,674,262	8,949,930

Dow Jones Eurostoxx 50	6,800	March-2012	215,244,480	15,137,631

E-Mini S&P 500 Index	3,650	March-2012	238,746,500	10,622,168

Euro Bonds	3,420	March-2012	625,017,859	16,606,732

FTSE 100 Index	2,545	March-2012	226,396,379	8,211,149

Hang Seng Index	960	February-2012	125,995,900	(577,032)

Japan 10 Year Bonds	334	March-2012	624,754,821	3,419,637

LME Copper	1,125	March-2012	233,915,625	28,062,082

Long Gilt	3,402	March-2012	628,641,972	10,272,639

Russell 2000 Index Mini	2,440	March-2012	193,052,800	12,013,032

Topix Tokyo Price Index	2,280	March-2012	226,265,250	5,090,743

U.S. Treasury Long Bonds	3,210	March-2012	466,854,375	8,408,744

WTI Light Sweet Crude Oil	3,316	July-2012	331,268,400	(8,853,058)

Total Futures Contracts			$5,941,635,112	$125,196,866

Swap Agreements	Counterparty

Canada 10 Year Bonds	Goldman Sachs	1,557	March-2012	$200,525,301	$3,086,372

Euro Bond	Merrill Lynch	869	March-2012	155,396,662	1,359,851

Japan 10 Year Bonds	Merrill Lynch	99	March-2012	181,635,742	760,712

Long Gilt	Goldman Sachs	1,518	March-2012	273,276,050	3,865,083

Soybean Meal*	Barclays Capital	467,800	December-2012	239,093,188	6,776,177

Total Swap Agreements				$1,049,926,943	$15,848,195

*	Receive a return equal to Barclays Capital Soybean Meal S2 Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
Invesco Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco Balanced-Risk Allocation Fund

A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks —The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
     The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Invesco Balanced-Risk Allocation Fund

E.	Swap Agreements — The Fund or the Subsidiary may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
Invesco Balanced-Risk Allocation Fund

F.	Futures Contracts — The Fund or the Subsidiary may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
G.	Collateral — To the extent the Fund or the Subsidiary has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2012, there were no significant transfers between investment levels.
Invesco Balanced-Risk Allocation Fund

	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$78,780,000	$—	$—	$78,780,000

Money Market Funds	3,192,585,360	—	—	3,192,585,360

U.S. Treasury Debt Securities	—	390,881,239	—	390,881,239

	$3,271,365,360	$390,881,239	$—	$3,662,246,599

Futures*	125,196,866	—	—	125,196,866

Swap agreements*	—	15,848,195	—	15,848,195

Total Investments	$3,396,562,226	$406,729,434	$—	$3,803,291,660

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity risk
Futures contracts (a)	$30,202,256	$(8,853,058)

Swap agreements (a)	6,776,177	—

Interest rate risk
Futures contracts (a)	53,349,977	—

Swap agreements (a)	9,072,018	—

Market risk
Futures contracts (a)	51,074,723	(577,032)

	$150,475,151	$(9,430,090)

(a)	Includes cumulative appreciation (depreciation) of futures and swap agreements.
Effect of Derivative Instruments for the three months ended January 31, 2012
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of
	Operations
	Futures *	Swap Agreements *

Realized Gain (Loss)
Commodity risk	$53,633,935	$(4,454,413)

Interest rate risk	32,110,384	6,697,810

Market risk	49,223,600	—

Change in Unrealized Appreciation (Depreciation)
Commodity risk	$(20,232,270)	$8,981,596

Interest rate risk	62,066,929	11,269,870

Market risk	9,455,536	—

Total	$186,258,114	$22,494,863

*	The average notional value of futures and swap agreements outstanding during the period was $4,989,583,322 and $818,077,797, respectively.
Invesco Balanced-Risk Allocation Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $67,927,564 and $73,546,952, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—

Aggregate unrealized (depreciation) of investment securities	(5,028,877)

Net unrealized appreciation (depreciation) of investment securities	$(5,028,877)

Cost of investments for tax purposes is $3,667,275,476.
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012

invesco.com/us	BRCS-QTR-1 01/12	Invesco Advisers, Inc.

Consolidated Schedule of Investments
January 31, 2012
(Unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

U.S. Treasury Securities—24.16%
U.S. Treasury Bills (a)(b)	0.00%	02/09/12	$3,000,000	$2,999,983

U.S. Treasury Bills (a)(b)	0.00%	02/09/12	3,000,000	2,999,970

U.S. Treasury Bills (a)(b)	0.11%	02/09/12	6,000,000	5,999,940

U.S. Treasury Bills (a)(b)	0.06%	07/19/12	53,500,000	53,481,699

Total U.S. Treasury Securities (Cost $65,485,289)				65,481,592

	Shares
Exchange Traded Fund—7.38%
PowerShares DB Gold Fund (c) (Cost $19,069,287)	330,000	19,998,000

Money Market Funds—59.77%
Liquid Assets Portfolio — Institutional Class (d)	73,482,533	73,482,533

Premier Portfolio — Institutional Class (d)	73,482,533	73,482,533

STIC (Global Series) PLC — U.S. Dollar Liquidity Portfolio — Institutional Class (d)	15,047,460	15,047,460

Total Money Market Funds (Cost $162,012,526)		162,012,526

TOTAL INVESTMENTS—91.31% (Cost $246,567,102)		247,492,118

OTHER ASSETS LESS LIABILITIES—8.69%		23,561,758

NET ASSETS—100.00%		$271,053,876

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral for open swap agreements. See Note 1G and Note 3.

(c)	Not an affiliate of the Fund or its investment adviser.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Open Futures Contracts and Swap Agreements at Period-End
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

WTI Crude Futures	704	July-2012	$70,329,600	$(1,764,916)

Short Contracts
Coffee C Futures	69	March-2012	(5,564,419)	276,386

Cotton No. 2 Futures	123	March-2012	(5,734,875)	200,761

Live Cattle Futures	253	April-2012	(13,011,790)	(308,212)

Sugar #11 World Futures	212	March-2012	(5,613,081)	79,698

Subtotal			$(29,924,165)	$248,633

Total			$40,405,435	$(1,516,283)

See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Commodity Strategy Fund

				Unrealized
		Notional	Termination	Appreciation
Swap Agreements	Counterparty	Amount	Date	(Depreciation)

Long Agreements

Receive a return equal to Goldman Sachs Soybean Meal Excess Return Strategy and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365	Goldman Sachs	$60,833,213	November-2012	$(789,799)

Receive a return equal to Barclays Capital Copper 3 Month Deferred Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital	35,841,524	November-2012	514,190

Receive a return equal to Dow Jones-UBS Gold Index and pay the product of (i) 0.20% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Merrill Lynch	59,546,052	November-2012	6,481,008

Receive a return equal to Dow Jones-UBS Silver Index and pay the product of (i) 0.20% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital	477,624	November-2012	49,561

Receive a return equal to Merrill Lynch Commodity index eXtra XLP Copper Excess Return Index and pay the product of (i) 0.22% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Merrill Lynch	20,567,871	November-2012	1,933,882

Receive a return equal to S&P GSCI Heating Oil 3 Month Forward Excess Return and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	39,511,298	January-2013	155,088

Subtotal Long Agreements		$216,777,582		$8,343,930

Short Agreements

Receive a floating rate equal to S&P GSCI Brent Crude 3 Month Forward Index Excess Return and pay the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	1,606,767	January-2013	(3,219)

Receive a floating rate equal to S&P GSCI 3 Month Forward Crude Oil Excess Return Index and pay the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	4,615,831	January-2013	81,905

Receive a floating rate equal to S&P GSCI Gasoil3 Month Forward Excess Return and pay the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	29,712,230	January-2013	(63,409)

Receive a floating rate equal to S&P GSCI Natural Gas 3 Month Forward Index Excess Return and pay the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	2,022,931	January-2013	(59,325)

Subtotal Short Agreements		$37,957,759		$(44,048)

Total		$254,735,341		$8,299,882

See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
Invesco Balanced-Risk Commodities Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco Balanced-Risk Commodity Strategy Fund

A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
     The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
E.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.
Invesco Balanced-Risk Commodity Strategy Fund

E.	Structured Securities — (continued)
     Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Statement of Operations.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
G.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Invesco Balanced-Risk Commodity Strategy Fund

G.	Swap Agreements — (continued)
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2012, there were no significant transfers between investment levels.
Invesco Balanced-Risk Commodity Strategy Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$19,998,000	$—	$—	$19,998,000

U.S. Treasury Securities	—	65,481,592	—	65,481,592

Money Market Funds	162,012,526	—	—	162,012,526

	$182,010,526	$65,481,592	$—	$247,492,118

Futures *	(1,516,283)	—	—	(1,516,283)

Swap Agreements *	—	8,299,882	—	8,299,882

Total Investments	$180,494,243	$73,781,474	$—	$254,275,717

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity risk
Futures	$556,845	$(2,073,128)

Commodity risk
Swap agreements	9,215,634	(915,752)

(a)	Includes cumulative appreciation (depreciation) of futures contracts and swap agreements.
Effect of Derivative Instruments for the three months ended January 31, 2012
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

		Swap
	Futures *	Agreements *

Realized Gain (Loss)
Commodity risk	$5,726,207	$(6,331,400)

Change in Unrealized Appreciation (Depreciation)
Commodity risk	$1,102,102	$2,286,744

Total	$6,828,309	$4,044,656

*	The average notional value of futures and swap agreements outstanding during the period was $102,483,679 and $152,540,879, respectively.
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $19,069,287 and $18,406,043, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$928,750

Aggregate unrealized (depreciation) of investment securities	(3,734)

Net unrealized appreciation of investment securities	$925,016

Cost of investments for tax purposes is the same for tax and financial statement purposes.
Invesco Balanced-Risk Commodity Strategy Fund

NOTE 5 — Proposed Reorganization
The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Commodities Strategy Fund (the “Target Fund”) in exchange for shares of the Fund.
          The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2012. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.
Invesco Balanced-Risk Commodity Strategy Fund

Invesco China Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012

invesco.com/us	CHI-QTR-1 01/12	Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.58% (b)
Auto Parts & Equipment—0.37%
Minth Group Ltd.	500,000	$539,631

Automobile Manufacturers—2.22%
AviChina Industry & Technology Co. Ltd. -Class H	3,384,000	1,566,111
Brilliance China Automotive Holdings Ltd. (Hong Kong) (c)	1,584,000	1,693,211

		3,259,322

Automotive Retail—1.53%
Baoxin Auto Group Ltd. (c)	1,062,500	1,130,275
Zhongsheng Group Holdings Ltd.	560,500	1,117,343

		2,247,618

Coal & Consumable Fuels—5.52%
China Shenhua Energy Co. Ltd. -Class H	1,226,500	5,363,456
Inner Mongolia Yitai Coal Co., Ltd. -Class B	233,810	1,190,093
Yanzhou Coal Mining Co. Ltd. -Class H	654,000	1,556,779

		8,110,328

Commodity Chemicals—0.51%
Lee & Man Holding Ltd. (Hong Kong)	1,100,000	751,744

Communications Equipment—1.27%
ZTE Corp. -Class H	689,800	1,871,704

Construction & Farm Machinery & Heavy Trucks—1.54%
CSR Corp Ltd -Class H	1,233,000	808,564
Zoomlion Heavy Industry Science & Technology Co., Ltd. -Class H	1,090,400	1,458,347

		2,266,911

Construction Materials—7.63%
Anhui Conch Cement Co. Ltd. -Class H	1,417,000	4,763,696
Asia Cement China Holdings Corp.	2,477,000	1,202,728
China National Building Material Co. Ltd. -Class H	2,116,000	2,547,770
China Resources Cement Holdings Ltd. (Hong Kong)	2,294,000	1,650,771
CSG Holding Co. Ltd. -Class B	1,362,425	1,048,994

		11,213,959

Distillers & Vintners—0.84%
JLF Investment Co. Ltd. (Hong Kong)	22,336,000	1,238,441

Distributors—2.57%
Silver Base Group Holdings Ltd.	4,675,000	3,782,889

Diversified Banks—21.04%
Agricultural Bank of China Ltd. -Class H	4,952,000	2,445,574
Bank of China Ltd. -Class H	12,096,600	5,194,084
China Construction Bank Corp. -Class H	12,965,290	10,381,862
China Merchants Bank Co., Ltd. -Class H	914,500	2,018,779
Industrial & Commercial Bank of China Ltd. -Class H	15,541,940	10,881,943

		30,922,242

Diversified Metals & Mining—2.95%
China Metal Recycling Holdings Ltd. (Hong Kong)	2,294,400	2,706,942
Jiangxi Copper Co. Ltd. -Class H	640,000	1,629,028

		4,335,970

Diversified Real Estate Activities—0.67%
Poly (Hong Kong) Investments Ltd. (Hong Kong)	1,979,000	988,275

Electrical Components & Equipment—0.55%
Zhuzhou CSR Times Electric Co., Ltd. -Class H	367,000	806,678

Environmental & Facilities Services—1.08%
China Everbright International Ltd. (Hong Kong)	3,726,000	1,594,708

Hotels, Resorts & Cruise Lines—1.78%
Ctrip.com International, Ltd. -ADR (c)	65,820	1,648,791
Shanghai Jinjiang International Hotels Development Co., Ltd. -Class B	790,527	966,024

		2,614,815

Household Products—1.19%
Vinda International Holdings Ltd.	1,444,000	1,755,755

Independent Power Producers & Energy Traders—0.92%
Datang International Power Generation Co. Ltd. -Class H	4,068,000	1,355,266

Integrated Oil & Gas—8.10%
China Petroleum and Chemical Corp. (Sinopec) -Class H	4,666,000	5,619,896
PetroChina Co. Ltd. -Class H	4,324,000	6,285,342

		11,905,238

See accompanying notes which are an integral part of this schedule.
Invesco China Fund

	Shares	Value

Integrated Telecommunication Services—2.51%
China Communication Services Corp. Ltd. -Class H	608,000	$270,544
China Communications Services Corp. Ltd. -Rts. (c)	121,600	4,233
China Unicom (Hong Kong) Ltd. (Hong Kong)	1,850,000	3,414,705

		3,689,482

Internet Software & Services—4.25%
Tencent Holdings Ltd.	255,200	6,242,369

Investment Banking & Brokerage—1.57%
CITIC Securities Co. Ltd. -Class H (c)	1,168,500	2,308,282

Life & Health Insurance—3.01%
China Life Insurance Co., Ltd. -Class H	1,240,000	3,653,501
Ping An Insurance (Group) Co. of China Ltd. -Class H	97,500	771,924

		4,425,425

Marine—0.95%
China Shipping Development Co. Ltd. -Class H	2,012,000	1,398,357

Marine Ports & Services—0.84%
Cosco Pacific Ltd. (Hong Kong)	888,000	1,234,335

Oil & Gas Exploration & Production—5.79%
CNOOC Ltd.	3,849,000	7,842,588
Kunlun Energy Co. Ltd. (Hong Kong)	424,000	667,161

		8,509,749

Packaged Foods & Meats—1.90%
China Foods Ltd. (Hong Kong)	3,508,000	2,786,389

Personal Products—2.67%
Hengan International Group Co. Ltd.	440,000	3,925,460

Property & Casualty Insurance—0.58%
PICC Property and Casualty Co. Ltd. -Class H	646,000	853,862

Real Estate Development—3.85%
Agile Property Holdings Ltd.	1,064,000	1,186,750
Evergrande Real Estate Group Ltd.	3,484,000	1,653,208
KWG Property Holding Ltd.	3,748,000	1,562,097
Shimao Property Holdings Ltd.	1,220,500	1,261,916

		5,663,971

Regional Banks—0.66%
Chongqing Rural Commercial Bank Co., Ltd. -Class H (c)	1,696,000	963,464

Restaurants—1.43%
Ajisen China Holdings Ltd. (Hong Kong)	1,826,000	2,102,585

Steel—0.42%
China Vanadium Titano-Magnetite Mining Co. Ltd. (Hong Kong)	3,000,000	616,086

Technology Distributors—2.04%
Digital China Holdings Ltd. (Hong Kong)	1,822,000	2,998,594

Wireless Telecommunication Services—3.83%
China Mobile Ltd. (Hong Kong)	551,000	5,625,895

TOTAL INVESTMENTS—98.58% (Cost $124,360,135)		144,905,799

OTHER ASSETS LESS LIABILITIES—1.42%		2,092,730

NET ASSETS—100.00%		$146,998,529

Investment Abbreviations:

ADR	— American Depositary Receipt

Rts.	— Rights

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.

(c)	Non-income producing security.
See accompanying notes which are an integral part of this schedule.
Invesco China Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco China Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.
     Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.
     Transaction costs are often higher and there may be delays in settlement procedures.
     Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign
Invesco China Fund

F.	Foreign Currency Contracts — (continued)

currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Consumer Discretionary	$9,197,860	$5,349,000	$—	$14,546,860

Consumer Staples	4,024,830	5,681,215	—	9,706,045

Energy	1,190,093	27,335,222	—	28,525,315

Financial	40,495,907	5,629,614	—	46,125,521

Industrial	2,632,692	4,668,297	—	7,300,989

Information Technology	6,242,369	4,870,298	—	11,112,667

Materials	2,380,772	14,536,987	—	16,917,759

Telecommunication Services	4,233	9,311,144	—	9,315,377

Utilities	—	1,355,266	—	1,355,266

Total Investments	$66,168,756	$78,737,043	$—	$144,905,799

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco China Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $24,928,347 and $37,575,987, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$23,762,496

Aggregate unrealized (depreciation) of investment securities	(6,423,856)

Net unrealized appreciation of investment securities	$17,338,640

Cost of investments for tax purposes is $127,567,159.
Invesco China Fund

Invesco Commodities Strategy Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012

invesco.com/us	MS-CSTR-QTR-1 01/12	Invesco Advisers, Inc.

Consolidated Schedule of Investments
January 31, 2012
(Unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

U.S. Treasury Securities—46.88%
U.S. Treasury Bills (a)(b)	0.06%	07/19/12	$30,000,000	$29,989,738

U.S. Treasury Bills (a)(b)	0.06%	07/19/12	8,000,000	7,997,263

Total U.S. Treasury Securities (Cost $37,989,579)				37,987,001

	Expiration
	Date
Commodity-Linked Securities—30.39%
Cargill Commodity Linked Note, one month U.S. Dollar LIBOR minus 0.30% (linked to the Dow Jones-UBS Commodities Index Total Return, multiplied by 3)	01/22/13	6,266,667	7,242,036

Cargill Commodity Linked Note, one month U.S. Dollar LIBOR minus 0.30% (linked to the Dow Jones-UBS Commodities Index Total Return, multiplied by 3)	01/22/13	3,334,000	3,852,917

Swedish Export Credit Corp. Commodity Linked Note, three-month U.S. Dollar LIBOR minus 0.50% (linked to the Dow Jones-UBS Enhanced E 95 Total Return Index, multiplied by 3) (Sweden)	11/20/12	11,540,000	10,681,759

UBS Commodity Linked Note, one-month U.S. Dollar LIBOR minus 0.30% (linked to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3)	01/23/13	2,430,000	2,850,195

Total Commodity-Linked Securities (Cost $23,570,667)			24,626,907

	Shares
Exchange Traded Funds—1.71%
PowerShares DB Gold Fund (c) (Cost $1,162,106)	22,900	1,387,740

Money Market Funds—15.58%
Liquid Assets Portfolio—Institutional Class (d)	4,918,341	4,918,341

Premier Portfolio—Institutional Class (d)	4,918,341	4,918,341

STIC (Global Series) PLC—U.S. Dollar Liquidity Portfolio—Institutional Class (d)	2,789,741	2,789,741

Total Money Market Funds (Cost $12,626,423)		12,626,423

TOTAL INVESTMENTS—94.56% (Cost $75,348,775)		76,628,071

OTHER ASSETS LESS LIABILITIES—5.44%		4,404,207

NET ASSETS—100.00%		$81,032,278

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1G, 1H and Note 3.

(c)	Not an affiliate of the Fund or its investment adviser.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Commodities Strategy Fund

Open Futures Contracts and Swap Agreements at Period-End
				Unrealized
	Number of	Expiration	Notional	Appreciation
Futures Contracts	Contracts	Month	Value	(Depreciation)

Long Contracts

100 Ounce Gold	25	April-2012	$4,351,000	$33,164

LME Copper	21	March-2012	4,366,425	760,817

WTI Light Sweet Crude Oil	49	July-2012	4,895,100	(137,743)

Subtotal			$13,612,525	$656,238

Short Contracts

Coffee “C”	4	March-2012	$(322,575)	$17,593

Cotton No. 2	7	March-2012	(326,375)	13,765

Live Cattle	16	April-2012	(822,880)	(22,291)

LME Copper	2	February-2012	(415,350)	(31,103)

Sugar No. 11	13	March-2012	(344,198)	3,317

WTI Light Sweet Crude Oil	7	April-2012	(691,950)	26,719

Subtotal			$(2,923,328)	$8,000

Total Futures Contracts				$664,238

				Unrealized
		Notional	Termination	Appreciation
Swap Agreements	Counterparty	Value	Date	(Depreciation)

Long Agreements

Receive a return equal to Goldman Sachs Soybean Meal Total Return Strategy and pay a floating rate based on a 1-month U.S. Treasury Bill auction high rate plus 30 basis points	Goldman Sachs	$3,739,963	November-2012	$(48,555)

Short Agreements

Receive a floating rate based on a 3-month U.S. Treasury Bill auction high rate and pay a return equal to Dow Jones-UBS Commodities Index Total Return plus 15 basis points	Goldman Sachs	$5,806,407	October-2012	$144,228

Total Swap Agreements				$95,673

See accompanying notes which are an integral part of this schedule.
Invesco Commodities Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
Invesco Commodities Strategy Fund (the “Fund”) may invest up to 25% of its total assets in Invesco Cayman Commodity Fund II Ltd (the “Subsidiary”), a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest primarily in commodity swaps and futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Invesco Commodities Strategy Fund

A.	Security Valuations — (continued)
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.
     Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.
Invesco Commodities Strategy Fund

E.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
     The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
F.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations.
     The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of
Invesco Commodities Strategy Fund

F.	Swap Agreements — (continued)
Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Commodities Strategy Fund

          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

U.S. Treasury Debt Securities	$—	$37,987,001	$—	$37,987,001

Commodity-Linked Securities	—	24,626,907	—	24,626,907

Exchange Traded Funds	1,387,740	—	—	1,387,740

Money Market Funds	12,626,423	—	—	12,626,423

	$14,014,163	$62,613,908	$—	$76,628,071

Futures Contracts *	664,238	—	—	664,238

Swap Agreements *	—	95,673	—	95,673

Total Investments	$14,678,401	$62,709,581	$—	$77,387,982

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity Risk
Futures Contracts (a)	$855,375	$(191,137)

Swaps (a)	144,228	(48,555)

Total	$999,603	$(239,692)

(a)	Includes cumulative appreciation of futures contracts and swap agreements.
Effect of Derivative Instruments for the three months ended January 31, 2012
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Futures *	Swap Agreements *

Realized Gain
Commodity Risk	$1,517,536	$174,930

Change in Unrealized Appreciation (Depreciation) Commodity Risk	(1,091,844)	51,078

Total	$425,692	$226,008

*	The average notional value outstanding of futures contracts and swap agreements during the period was $16,923,699 and $8,010,407, respectively.
Invesco Commodities Strategy Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $12,134,333 and $11,571,080, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,926,899

Aggregate unrealized (depreciation) of investment securities	(860,820)

Net unrealized appreciation of investment securities	$1,066,079

Cost of investments for tax purposes is $75,561,992.
NOTE 5 — Proposed Reorganization
The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Balanced-Risk Commodity Strategy Fund (the “Acquiring Fund”).
          The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2012. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
Invesco Commodities Strategy Fund

Invesco Developing Markets Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012

invesco.com/us	DVM-QTR-1 01/12	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—91.18%
Brazil—17.75%
Banco Bradesco S.A. -ADR	5,126,482	$91,661,498
BR Malls Participacoes S.A.	3,705,900	40,457,702
CETIP S.A.	1,050,600	16,208,879
Cielo S.A.	2,669,280	79,537,453
Cielo S.A. (a)	240,000	7,151,362
Diagnosticos da America S.A.	4,804,000	46,202,885
Duratex S.A.	5,728,740	32,106,918
Equatorial Energia S.A.	1,415,800	9,969,281
MRV Engenharia e Participacoes S.A.	3,749,900	28,873,457
OGX Petroleo e Gas Participacoes S.A. (b)	2,175,100	20,607,915
Petroleo Brasileiro S.A. -ADR	1,588,311	44,361,526
Totvs S.A.	1,099,100	18,901,399
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	904,330	11,135,870
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (a)	246,510	3,035,511
Wilson Sons Ltd. -BDR	434,100	6,461,301
Wilson Sons Ltd. -BDR (a)	528,500	7,866,384

		464,539,341

Canada—0.63%
Niko Resources Ltd.	336,780	16,452,784

China—10.90%
Anta Sports Products Ltd.	25,246,000	25,424,066
China Yurun Food Group Ltd.	15,348,000	25,371,212
CNOOC Ltd.	15,960,000	32,519,537
Industrial & Commercial Bank of China Ltd. -Class H	141,305,000	98,937,004
Lee & Man Paper Manufacturing Ltd.	64,148,000	26,220,670
NetEase.com Inc. -ADR (b)	848,534	40,585,381
Stella International Holdings Ltd.	11,189,000	25,681,044
Want Want China Holdings Ltd.	11,449,000	10,614,459

		285,353,373

Czech Republic—0.65%
CEZ A.S.	423,574	17,103,497

Egypt—0.90%
Centamin PLC (b)	8,609,967	12,793,031
Egyptian Financial Group — Hermes Holding (b)	5,496,735	10,809,185

		23,602,216

Hong Kong—1.49%
China Mobile Ltd.	3,812,000	38,921,802

Indonesia—5.06%
PT Bank Central Asia Tbk	24,954,000	22,130,776
PT Indocement Tunggal Prakarsa Tbk	8,427,000	15,830,850
PT Perusahaan Gas Negara	128,268,500	48,111,379
PT Telekomunikasi Indonesia Tbk	60,779,500	46,270,235

		132,343,240

Israel—1.54%
Israel Chemicals Ltd.	1,239,143	12,920,171
Teva Pharmaceutical Industries Ltd. -ADR	606,015	27,349,457

		40,269,628

Luxembourg—0.33%
Millicom International Cellular S.A. -SDR	88,216	8,737,848

Malaysia—3.58%
Parkson Holdings Berhad	23,173,008	43,059,756
Public Bank Berhad	11,351,900	50,700,126

		93,759,882

Mexico—9.38%
America Movil SAB de C.V. -Series L -ADR	2,502,344	58,079,404
Fomento Economico Mexicano, S.A.B. de C.V. — ADR	1,090,604	76,909,394
Grupo Financiero BanCrecer S.A. de C.V. -Series B (b)	1	0
Grupo Televisa S.A.B. -ADR	2,362,899	46,596,368
Kimberly-Clark de Mexico, S.A.B. de C.V. -Class A	8,362,890	47,456,663
Urbi, Desarrollos Urbanos, S.A.B. de C.V. (a)(b)	415,400	592,182
Urbi, Desarrollos Urbanos, S.A.B. de C.V. (b)	11,244,600	16,029,962

		245,663,973

Netherlands—0.65%
VimpelCom Ltd. -ADR	1,605,246	17,111,922

Nigeria—0.70%
Zenith Bank PLC	237,745,307	18,368,110

Peru—2.26%
Credicorp Ltd.	520,590	59,170,259

Philippines—8.00%
Ayala Corp.	5,806,692	47,573,562
Energy Development Corp.	241,801,150	31,650,105
Energy Development Corp. (a)	4,528,750	592,782
GMA Holdings, Inc. -PDR (a)(b)	2,532,000	486,479
GMA Holdings, Inc. -PDR (b)	46,222,000	8,880,744
Philippine Long Distance Telephone Co.	992,755	63,487,312
SM Investments Corp.	3,911,148	56,770,748

		209,441,732

See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

	Shares	Value

Russia—4.38%
Gazprom OAO -ADR	3,847,806	$46,558,453
Mobile TeleSystems -ADR	900,733	15,096,285
Sberbank of Russia	8,205,559	24,415,162
TNK — BP Holding	9,963,140	28,645,303

		114,715,203

South Africa—3.93%
AngloGold Ashanti Ltd. -ADR	580,441	26,584,198
Naspers Ltd. -Class N	1,095,787	54,829,694
Sasol	418,828	21,347,773

		102,761,665

South Korea—4.72%
Hyundai Department Store Co., Ltd.	194,547	31,695,334
MegaStudy Co., Ltd.	177,086	16,954,085
NHN Corp.	291,335	54,985,506
S1 Corp.	392,082	19,936,332

		123,571,257

Taiwan—3.73%
Taiwan Semiconductor Manufacturing Co. Ltd.	25,703,000	68,227,285
Wistron Corp.	19,658,534	29,514,723

		97,742,008

Thailand—4.89%
BEC World PCL	11,660,500	16,273,528
CP ALL PCL	5,986,300	11,300,373
Kasikornbank PCL	13,239,400	56,606,018
Siam Commercial Bank PCL	11,249,800	43,924,679

		128,104,598

Turkey—4.15%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,621,889	22,683,443
Eczacibasi Ilac Sanayi ve Ticaret A.S.	10,175,924	10,236,339
Haci Omer Sabanci Holding A.S.	14,913,764	57,076,539
Tupras-Turkiye Petrol Rafinerileri A.S.	812,408	18,517,855

		108,514,176

United Kingdom—1.56%
African Barrick Gold Ltd.	5,031,144	40,931,066

Total Common Stocks & Other Equity Interests (Cost $2,037,754,951)		2,387,179,580

Preferred Stocks—1.33%
Brazil—1.33%
Companhia de Transmissao de Energia Eletrica Paulista -Pfd. (Cost $29,495,451)	1,100,800	34,823,797

Money Market Funds—7.19%
Liquid Assets Portfolio — Institutional Class (c)	94,059,674	94,059,674
Premier Portfolio — Institutional Class (c)	94,059,674	94,059,674

Total Money Market Funds (Cost $188,119,348)		188,119,348

TOTAL INVESTMENTS—99.70% (Cost $2,255,369,750)		2,610,122,725

OTHER ASSETS LESS LIABILITIES—0.30%		7,823,245

NET ASSETS—100.00%		$2,617,945,970

Investment Abbreviations:

ADR	— American Depositary Receipt

BDR	— British Deposit Receipt

PDR	— Philippine Deposit Receipt

Pfd.	— Preferred

SDR	— Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2012 was $19,724,700, which represented less than 1% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Developing Markets Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Developing Markets Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Brazil	$499,363,138	$—	$—	$499,363,138

Canada	16,452,784	—	—	16,452,784

China	252,833,836	32,519,537	—	285,353,373

Czech Republic	17,103,497	—	—	17,103,497

Egypt	23,602,216	—	—	23,602,216

Hong Kong	—	38,921,802	—	38,921,802

Indonesia	94,381,614	37,961,626	—	132,343,240

Israel	27,349,457	12,920,171	—	40,269,628

Luxembourg	—	8,737,848	—	8,737,848

Malaysia	93,759,882	—	—	93,759,882

Mexico	245,663,973	—	0	245,663,973

Netherlands	17,111,922	—	—	17,111,922

Nigeria	18,368,110	—	—	18,368,110

Peru	59,170,259	—	—	59,170,259

Philippines	161,868,170	47,573,562	—	209,441,732

Russia	61,654,738	53,060,465	—	114,715,203

South Africa	26,584,198	76,177,467	—	102,761,665

South Korea	86,680,840	36,890,417	—	123,571,257

Taiwan	97,742,008	—	—	97,742,008

Thailand	100,530,697	27,573,901	—	128,104,598

Turkey	98,277,837	10,236,339	—	108,514,176

United Kingdom	—	40,931,066	—	40,931,066

United States	188,119,348	—	—	188,119,348

Total Investments	$2,186,618,524	$423,504,201	$0	$2,610,122,725

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco Developing Markets Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $53,658,861 and $17,908,490, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$463,065,954

Aggregate unrealized (depreciation) of investment securities	(118,657,049)

Net unrealized appreciation of investment securities	$344,408,905

Cost of investments for tax purposes is $2,265,713,820.
Invesco Developing Markets Fund

Invesco Emerging Market Local Currency Debt Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us                     EMLCD-QTR-1      01/12           Invesco Advisers, Inc.

Schedule of Investments
January 31, 2012
(Unaudited)

		Principal
		Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes—97.77%(a)
Brazil—10.85%
Banco Safra S.A., Sr. Unsec. Notes, 10.25%, 08/08/16(b)	BRL	1,400,000	$805,473
Brasil Telecom S.A., Sr. Unsec. Notes, 9.75%, 09/15/16(b)	BRL	860,000	492,329
Brazil Notas do Tesouro Nacional,
Series F, Unsub. Notes, 10.00%, 01/01/17	BRL	1,100,000	613,228
Series F, Notes, 10.00%, 01/01/21	BRL	3,700,000	1,979,798
Itau Unibanco Holding S.A., Sr. Unsec. Notes, 10.50%, 11/23/15(b)	BRL	2,050,000	1,246,923

			5,137,751

Chile—0.94%
Chile Government, Sr. Unsec. Global Notes, 5.50%, 08/05/20	CLP	209,000,000	444,319

Colombia—2.95%
Colombia Government, Sr. Unsec. Global Bonds,
7.75%, 04/14/21	COP	600,000,000	398,597
9.85%, 06/28/27	COP	530,000,000	423,467
Empresas Publicas de Medellin, Sr. Unsec. Bonds, 8.38%, 02/01/21(b)	COP	1,000,000,000	575,343

			1,397,407

Germany—1.08%
KFW, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 14.50%, 01/26/17	TRY	720,000	512,242

Hungary—4.43%
Hungary Government,
Series 15/A, Bonds, 8.00%, 02/12/15	HUF	153,000,000	669,727
Series 17/B, Bonds, 6.75%, 02/24/17	HUF	348,500,000	1,426,791

			2,096,518

Ireland—2.03%
RusHydro JSC via RusHydro Finance Ltd., Sr. Sec. Medium-Term Euro Loan Participation Notes, 7.88%, 10/28/15	RUB	30,000,000	960,518

Luxembourg—2.13%
Russian Agricultural Bank OJSC Via RSHB Capital S.A, Sr. Unsec. Euro Loan Participation Notes, 7.50%, 03/25/13	RUB	30,600,000	1,006,201

Malaysia—9.36%
Malaysia Government,
Series 0111, Bonds, 4.16%, 07/15/21	MYR	6,781,000	2,341,744
Series 0110, Sr. Unsec. Bonds, 3.84%, 08/12/15	MYR	1,000,000	337,197
Series 0902, Sr. Unsec. Bonds, 4.38%, 11/29/19	MYR	5,000,000	1,750,913

			4,429,854

Mali—1.93%
Sinochem Offshore Capital Co. Ltd., Sr. Unsec. Gtd. Euro. Notes, 1.80%, 01/18/14	CNY	6,000,000	913,523

Mexico—4.63%
Mexican Bonos, Series M20, Bonds, 10.00%, 12/05/24	MXN	21,350,000	2,193,136

Peru—3.80%
Peruvian Government, Sr. Unsec. Notes,
8.20%, 08/12/26(b)	PEN	2,460,000	1,094,817
6.95%, 08/12/31(b)	PEN	1,800,000	704,045

			1,798,862

Philippines—1.03%
Philippine Government, Sr. Unsec. Global Notes, 4.95%, 01/15/21	PHP	20,000,000	489,163

Poland—8.70%
Poland Government,
Series DS1015, Bonds, 6.25%, 10/24/15	PLN	6,125,000	1,985,324
Series DS1017, Bonds, 5.25%, 10/25/17	PLN	6,855,000	2,132,118

			4,117,442

Russia—4.89%
Russia Foreign Bond, REGS, Sr. Unsec. Bonds, 7.85%, 03/10/18(b)	RUB	55,000,000	1,882,395
Russian Agricultural Bank OJSC Via RSHB Capital S.A, Sr. Unsec. Medium-Term Euro Loan Participation Notes, 8.70%, 03/17/16	RUB	13,200,000	434,156

			2,316,551

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Market Local Currency Debt Fund

		Principal
		Amount	Value

South Africa—5.95%
South Africa Government,
Series R186, Bonds, 10.50%, 12/21/26	ZAR	9,370,000	$1,440,609
Series R208, Bonds, 6.75%, 03/31/21	ZAR	11,475,000	1,376,997

			2,817,606

South Korea—0.69%
Export-Import Bank of Korea, Sr. Unsec. Notes, 8.30%, 03/15/14(b)	IDR	2,850,000,000	326,869

Supranational—8.19%
Asian Development Bank, Series 421-00-2, Sr. Unsec. Medium-Term Euro Notes, 9.00%, 06/27/13	ZAR	8,950,000	1,176,996
European Bank for Reconstruction & Development,
Sr. Unsec. Medium-Term Euro Notes, 0.00%, 12/31/18(c)	ZAR	5,600,000	443,608
Sr. Unsec. Medium-Term Global Euro Notes, 8.00%, 02/18/13	ZAR	1,330,000	173,204
European Investment Bank, Series 1629/08, Sr. Unsec. Medium-Term Euro Notes, 9.63%, 04/01/15	TRY	2,060,000	1,206,424
International Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes, 10.00%, 03/02/17	TRY	1,400,000	876,672

			3,876,904

Thailand—4.36%
Thailand Government, Sr. Unsec. Bonds,
3.88%, 06/13/19	THB	6,875,000	233,937
4.13%, 11/18/16	THB	54,300,000	1,830,269

			2,064,206

Turkey—4.12%
Turkey Government, Bonds,
0.00%, 02/20/13(c)	TRY	1,555,000	796,299
10.50%, 01/15/20	TRY	680,000	405,099
11.00%, 08/06/14	TRY	1,290,000	750,346

			1,951,744

United Kingdom—4.43%
Barclays Bank PLC, Series FR52, Sr. Unsec. Medium-Term Euro Notes, 10.50%, 08/19/30(b)	IDR	13,200,000,000	2,094,866

United States—10.54%
Citigroup Funding Inc., Gtd. Medium-Term Euro Notes, 6.25%, 04/17/17	IDR	15,900,000,000	1,902,815
General Electric Capital Corp., Sr. Unsec. Medium-Term Euro Notes, 8.87%, 06/02/18	MXN	17,800,000	1,418,019
Morgan Stanley, Series G, Sr. Unsec. Medium-Term Euro Notes, 8.44%, 12/28/15	MXN	20,000,000	1,667,250

			4,988,084

Uruguay—0.74%
Uruguay Treasury Bills, Series 001, 9.43%, 04/13/12(d)	UYU	7,000,000	349,236

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $46,742,356)			46,283,002

U.S. Dollar Denominated Bonds and Notes—0.97%
Hungary—0.97%
Hungary Government,
Sr. Unsec. Global Bonds, 6.25%, 01/29/29		$200,000	186,000
Sr. Unsec. Global Notes, 4.75%, 02/03/15		290,000	272,600

Total U.S. Dollar Denominated Bonds and Notes (Cost $433,352)			458,600

TOTAL INVESTMENTS—98.74% (Cost $47,175,708)			46,741,602

OTHER ASSETS LESS LIABILITIES—1.26%			596,826

NET ASSETS—100.00%			$47,338,428

Investment Abbreviations:

BRL	— Brazilian Real

CLP	— Chilean Peso

CNY	— Chinese Yuan

COP	— Colombian Peso

Gtd.	— Guaranteed

HUF	— Hungary Forint

IDR	— Indonesian Rupiah

MXN	— Mexican Peso

MYR	— Malaysian Ringgit

PEN	— Peru Nuevo Sol

PHP	— Philippines Peso

PLN	— Poland Zloty

REGS	— Regulation S

RUB	— Russian Rouble

Sec.	— Secured

Sr.	— Senior

THB	— Thai Baht

TRY	— New Turkish Lira

Unsec.	— Unsecured

Unsub.	— Unsubordinated

UYU	— Uruguayan Peso

ZAR	— South African Rand
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Market Local Currency Debt Fund

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2012 was $9,223,060, which represented 19.48% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Market Local Currency Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Emerging Market Local Currency Debt Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Emerging Market Local Currency Debt Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Corporate Debt Securities	$—	$4,988,084	$—	$4,988,084

Foreign Debt Securities	—	18,853,573	—	18,853,573

Foreign Government Debt Securities	—	22,899, 945	—	22,899, 945

Total Investments	$—	$46,741,602	$—	$46,741,602

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $4,436,672 and $3,143,438, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,243,191

Aggregate unrealized (depreciation) of investment securities	(1,677,297)

Net unrealized appreciation (depreciation) of investment securities	$(434,106)

Cost of investments for tax purposes is $47,175,708.
Invesco Emerging Market Local Currency Debt Fund

Invesco Emerging Markets Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012

invesco.com/us	EME-QTR-1 01/12	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.24%
Brazil—13.47%
Banco Santander Brasil S.A. (a)	33,800	$313,465
Companhia Energetica de Minas Gerais -ADR	17,947	363,247
PDG Realty S.A. Empreendimentos e Participacoes	79,300	321,413
Petroleo Brasileiro S.A. -ADR	15,498	473,464
Vale S.A. -ADR	13,144	332,543

		1,804,132

China—12.70%
China Communications Construction Co. Ltd. -Class H	144,000	133,875
China Construction Bank Corp. -Class H	437,000	349,924
China Dongxiang Group Co.	716,000	118,836
China Minsheng Banking Corp., Ltd. -Class H	392,000	362,415
CNOOC Ltd.	175,000	356,574
KWG Property Holding Ltd.	275,000	114,615
Renhe Commercial Holdings Co., Ltd.	2,222,000	263,593

		1,699,832

Hong Kong—3.77%
China Mobile Ltd.	49,500	505,412

India—1.57%
Tata Motors Ltd. —ADR	8,749	210,676

Indonesia—1.13%
Telekomunikasi Indonesia Tbk PT	198,000	150,733

Ireland—2.23%
Dragon Oil PLC	36,419	298,461

Mexico—2.33%
America Movil S.A.B. de C.V. -Series L	268,200	312,205

Poland—2.01%
KGHM Polska Miedz S.A.	6,178	268,468

Russia—7.08%
Gazprom OAO -ADR	20,374	246,525
JSFC Sistema -GDR	11,552	225,044
Magnitogorsk Iron & Steel Works -REGS -GDR (b)	27,822	166,462
Rosneft Oil Co. -REGS -GDR (b)	42,064	310,012

		948,043

South Africa—10.09%
Sasol Ltd.	6,890	351,185
Standard Bank Group Ltd.	24,576	336,568
Steinhoff International Holdings Ltd. (c)	118,763	378,981
Tiger Brands Ltd.	8,828	284,022

		1,350,756

South Korea—20.97%
Dongbu Insurance Co., Ltd.	6,375	271,448
Hyundai Mipo Dockyard Co., Ltd.	2,566	287,013
Hyundai Mobis	1,698	418,733
KT&G Corp.	4,413	308,799
POSCO	1,042	383,841
Samsung Electronics Co., Ltd.	601	594,770
Shinhan Financial Group Co., Ltd.	7,127	284,668
SK Telecom Co., Ltd. -ADR	18,407	257,882

		2,807,154

Taiwan—6.29%
AU Optronics Corp. -ADR	27,788	146,443
HTC Corp.	10,687	176,080
Powertech Technology Inc.	132,900	332,553
Wistron Corp.	125,000	187,671

		842,747

Thailand—4.17%
Bangkok Bank Public Co. Ltd. -NVDR	66,900	330,778
PTT PCL	20,800	227,741

		558,519

Turkey—0.96%
Asya Katilim Bankasi A.S. (c)	135,808	129,173

United Kingdom—1.99%
Eurasian Natural Resources Corp.	24,471	266,760

United States—6.48%
iShares MSCI Emerging Markets Index	3,200	134,816
PowerShares India Portfolio (d)	11,931	230,865
WisdomTree India Earnings Fund	26,100	501,642

		867,323

Total Common Stocks & Other Equity Interests (Cost $13,961,231)		13,020,394

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Equity Fund

	Shares	Value

Money Market Funds—6.31%
Liquid Assets Portfolio — Institutional Class (e)	422,194	$422,194
Premier Portfolio — Institutional Class (e)	422,194	422,194

Total Money Market Funds (Cost $844,388)		844,388

TOTAL INVESTMENTS—103.55% (Cost $14,805,619)		13,864,782

OTHER ASSETS LESS LIABILITIES—(3.55)%		(475,174)

NET ASSETS—100.00%		$13,389,608

Investment Abbreviations:

ADR	—	American Depositary Receipt

GDR	—	Global Depositary Receipt

NVDR	—	Non-Voting Depositary Receipt

REGS	—	Regulation S
Notes to Schedule of Investments:
(a)	Each unit represents 55 common shares and 50 preferred shares

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2012 was $476,474, which represented 3.56% of the Trust’s Net Assets.

(c)	Non-income producing security.

(d)	The Exchange Traded Fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Emerging Markets Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Emerging Markets Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Brazil	$1,804,132	$—	$—	$1,804,132

China	1,109,807	590,025	—	1,699,832

Hong Kong	—	505,412	—	505,412

India	210,676	—	—	210,676

Indonesia	150,733	—	—	150,733

Ireland	298,461	—	—	298,461

Mexico	312,205	—	—	312,205

Poland	—	268,468	—	268,468

Russia	556,537	391,506	—	948,043

South Africa	—	1,350,756	—	1,350,756

South Korea	985,414	1,821,740	—	2,807,154

Taiwan	666,667	176,080	—	842,747

Thailand	—	558,519	—	558,519

Turkey	129,173	—	—	129,173

United Kingdom	—	266,760	—	266,760

United States	1,711,711	—	—	1,711,711

	$7,935,516	$5,929,266	$—	$13,864,782

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco Emerging Markets Equity Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $1,945,635 and $771,466, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$404,375

Aggregate unrealized (depreciation) of investment securities	(1,346,330)

Net unrealized appreciation (depreciation) of investment securities	$(941,955)

Cost of investments for tax purposes is $14,806,737.
Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012

invesco.com/us	END-QTR-1 01/12	Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—82.56%
Airlines—2.04%
Ryanair Holdings PLC -ADR (Ireland) (b)	148,800	$4,990,752

Brewers—4.33%
Molson Coors Brewing Co. -Class B	246,908	10,589,884

Building Products—2.37%
Kingspan Group PLC (Ireland)	621,400	5,804,955

Communications Equipment—1.67%
Plantronics, Inc.	110,000	4,096,400

Construction & Engineering—14.08%
Orion Marine Group, Inc. (b)(c)	1,501,706	10,872,352
Pike Electric Corp. (b)	1,548,471	12,325,829
Quanta Services, Inc. (b)	521,100	11,255,760

		34,453,941

Diversified Chemicals—6.69%
Solutia Inc.	595,000	16,362,500

Environmental & Facilities Services—5.92%
Newalta Corp. (Canada)	1,040,369	14,482,999

Forest Products—4.37%
Louisiana-Pacific Corp. (b)	1,254,250	10,686,210

Health Care Distributors—3.42%
Patterson Cos. Inc.	260,000	8,374,600

Health Care Equipment—5.05%
Zimmer Holdings, Inc.	203,500	12,362,625

Home Entertainment Software—3.86%
Activision Blizzard, Inc.	765,000	9,440,100

Industrial Conglomerates—2.51%
DCC PLC (Ireland)	254,531	6,142,495

Leisure Facilities—0.64%
International Speedway Corp. -Class A	60,608	1,563,080

Life & Health Insurance—2.85%
Unum Group	305,000	6,963,150

Managed Health Care—3.28%
UnitedHealth Group Inc.	155,000	8,027,450

Multi-Line Insurance—2.74%
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	155,473	6,710,836

Semiconductors—5.17%
International Rectifier Corp. (b)	554,598	12,644,834

Technology Distributors—5.55%
Brightpoint, Inc. (b)	1,158,731	13,580,327

Trading Companies &Distributors-3.28%
Grafton Group PLC (Ireland) (d)	2,278,806	8,015,044

Trucking—2.74%
Con-way Inc.	211,300	6,706,662

Total Common Stocks & Other Equity Interests (Cost $168,516,249)		201,998,844

Money Market Funds—15.91%
Liquid Assets Portfolio — Institutional Class (e)	19,466,600	19,466,600
Premier Portfolio — Institutional Class (e)	19,466,599	19,466,599

Total Money Market Funds (Cost $38,933,199)		38,933,199

TOTAL INVESTMENTS—98.47% (Cost $207,449,448)		240,932,043

OTHER ASSETS LESS LIABILITIES—1.53%		3,723,343

NET ASSETS—100.00%		$244,664,386

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of January 31, 2012 represented 4.44% of the Fund’s Net Assets. See Note 4.

(d)	Each unit is comprised of one ordinary share of Euro 0.05, one C share and seventeen Class A shares.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Endeavor Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Endeavor Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Endeavor Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$240,932,043	$—	$—	$240,932,043

Foreign Currency Contracts*	—	6,470	—	6,470

Total Investments	$240,932,043	$6,470	$—	$240,938,513

*	Unrealized appreciation.
NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

3/15/2012	Scotia Capital (USA) Inc.	EUR	3,000,000	USD	3,930,750	$3,924,280	$6,470

Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar
Invesco Endeavor Fund

NOTE 4 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the three months ended January 31, 2012.

			Proceeds	Change in
	Value	Purchases	from	Unrealized	Realized	Value	Dividend
	10/31/11	at Cost	Sales	Appreciation	Gain	01/31/12	Income

Orion Marine Group	$9,811,550	$307,561	$—	$753,241	$—	$10,872,352	$—

NOTE 5 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $11,315,106 and $5,304,177, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$42,030,346

Aggregate unrealized (depreciation) of investment securities	(8,869,142)

Net unrealized appreciation of investment securities	$33,161,204

Cost of investments for tax purposes is $207,770,839.
Invesco Endeavor Fund

Invesco Global Health Care Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012

invesco.com/us	GHC-QTR-1 01/12	Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—94.43%
Biotechnology—18.08%
Actelion Ltd. (Switzerland) (b)	438,741	$16,863,660
Amarin Corp. PLC -ADR (United Kingdom) (b)	1,832,894	14,956,415
Biogen Idec Inc. (b)	168,135	19,831,523
BioMarin Pharmaceutical Inc. (b)	780,375	27,835,976
Celgene Corp. (b)	221,592	16,109,738
Dendreon Corp. (b)	644,075	8,746,539
Evolutionary Genomics/GenoPlex, Inc. (Acquired 09/15/97-06/25/98; Cost $408,490) (b)(c)(d)	109,377	0
Gilead Sciences, Inc. (b)	917,533	44,812,312
Incyte Corp. (b)	896,782	15,873,041
Medivation Inc. (b)	187,577	10,393,642
Onyx Pharmaceuticals, Inc. (b)	262,069	10,729,105
United Therapeutics Corp. (b)	239,132	11,760,512

		197,912,463

Drug Retail—4.03%
CVS Caremark Corp.	867,445	36,215,829
Raia Drogasil S.A. (Brazil)	945,978	7,852,462

		44,068,291

Health Care Distributors—2.55%
McKesson Corp.	341,947	27,943,909

Health Care Equipment—11.06%
Baxter International Inc.	470,834	26,121,870
CareFusion Corp. (b)	412,796	9,886,464
Covidien PLC (Ireland)	541,220	27,872,830
DexCom Inc. (b)	509,044	5,584,213
Hologic, Inc. (b)	845,034	17,230,243
MAKO Surgical Corp. (b)	286,346	10,245,460
Olympus Corp. (Japan)	717,200	12,089,755
Sensys Medical, Inc. (Acquired 04/23/04-08/09/06; Cost $1,302) (b)(c)(d)	8,750	0
Wright Medical Group, Inc. (b)	714,051	12,103,165

		121,134,000

Health Care Facilities—4.02%
Assisted Living Concepts Inc. -Class A	451,122	7,073,593
Health Management Associates Inc. -Class A (b)	1,526,904	9,787,454
Rhoen-Klinikum AG (Germany)	736,803	15,270,434
Universal Health Services, Inc. -Class B	288,172	11,898,622

		44,030,103

Health Care Services—6.41%
DaVita, Inc. (b)	336,932	27,564,407
Express Scripts, Inc. (b)	293,621	15,021,651
Medco Health Solutions, Inc. (b)	180,918	11,220,534
Quest Diagnostics Inc.	282,715	16,420,087

		70,226,679

Health Care Supplies—0.51%
Meridian Bioscience, Inc.	322,542	5,625,132

Health Care Technology—2.93%
Allscripts Healthcare Solutions, Inc. (b)	803,067	15,354,641
Cerner Corp. (b)	274,332	16,704,076

		32,058,717

Life Sciences Tools & Services—5.52%
Life Technologies Corp. (b)	413,924	20,046,339
Thermo Fisher Scientific, Inc. (b)	763,252	40,376,031

		60,422,370

Managed Health Care—12.52%
Aetna Inc.	387,011	16,912,381
AMERIGROUP Corp. (b)	179,518	12,209,019
Amil Participacoes S.A. (Brazil) (c)	859,600	8,606,826
Aveta, Inc. (b)(c)	805,748	7,251,732
CIGNA Corp.	240,917	10,800,309
Health Net Inc. (b)	464,663	17,536,382
Humana Inc.	180,602	16,077,190
UnitedHealth Group Inc.	548,225	28,392,573
WellPoint, Inc.	299,513	19,264,676

		137,051,088

Pharmaceuticals—26.08%
Abbott Laboratories	486,490	26,343,433
Bayer AG (Germany)	395,551	27,739,510
EastPharma Ltd. -GDR (Turkey) (b)	646,075	549,164
Elan Corp. PLC -ADR (Ireland) (b)	964,386	13,125,293
Hikma Pharmaceuticals PLC (United Kingdom)	853,628	9,674,102
Locus Pharmaceuticals, Inc. (Acquired 11/21/00-05/09/07; Cost $6,852,940) (b)(c)	258,824	0
MAP Pharmaceuticals Inc. (b)	363,417	5,142,351
Medicis Pharmaceutical Corp. -Class A	513,041	16,976,527
Nippon Shinyaku Co., Ltd. (Japan)	834,000	9,810,389
Novartis AG -ADR (Switzerland)	476,844	25,921,240
Pfizer Inc.	1,173,517	25,113,264
Pharmstandard -GDR (Russia) (b)(c)	138,700	2,148,463
Roche Holding AG (Switzerland)	253,085	42,845,423
Sanofi -ADR (France)	712,878	26,469,160
See accompanying notes which are an integral part of this schedule.
Invesco Global Health Care Fund

	Shares	Value

Pharmaceuticals—(continued)
Shire PLC -ADR (Ireland)	165,017	$16,422,492
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	596,020	26,898,383
Warner Chilcott PLC -Class A (Ireland) (b)	611,497	10,315,954

		285,495,148

Research & Consulting Services—0.72%
Qualicorp S.A. (Brazil) (b)	791,200	7,831,376

Total Common Stocks & Other Equity Interests (Cost $813,498,137)		1,033,799,276

Preferred Stocks—0.00%
Health Care Equipment—0.00%
Intact Medical Corp., Series C, Pfd. (Acquired 03/26/01; Cost $2,000,001) (b)(c)(d)	2,439,026	0
Sensys Medical, Inc., Series A-2, Pfd., (Acquired 02/25/98-09/30/05; Cost $7,627,993) (b)(c)(d)	2,173,209	0
Series B, Conv. Pfd., (Acquired 03/16/05-01/12/07; Cost $245,305) (b)(c)(d)	282,004	0

Total Preferred Stocks (Cost $9,873,299)		0

Money Market Funds—4.71%
Liquid Assets Portfolio — Institutional Class (e)	25,767,786	25,767,786

Premier Portfolio — Institutional Class (e)	25,767,787	25,767,787

Total Money Market Funds (Cost $51,535,573)		51,535,573

TOTAL INVESTMENTS—99.14% (Cost $874,907,009)		1,085,334,849

OTHER ASSETS LESS LIABILITIES—0.86%		9,452,535

NET ASSETS—100.00%		$1,094,784,384

Investment Abbreviations:

ADR	—	American Depositary Receipt

Conv.	—	Convertible

GDR	—	Global Depositary Receipt

Pfd.	—	Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2012 was $18,007,021, which represented 1.64% of the Fund’s Net Assets.

(d)	Security is considered venture capital. See Note 1D.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Health Care Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
     The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to
Invesco Global Health Care Fund

F.	Foreign Currency Contracts — (continued)
acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,011,846,993	$73,487,856	$0	$1,085,334,849

Foreign Currency Contracts *	—	1,770,480	—	1,770,480

Total Investments	$1,011,846,993	$75,258,336	$0	$1,087,105,329

*	Unrealized appreciation.
NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

02/10/12	Citibank Capital	CHF	20,500,000	USD	22,911,684	$22,277,887	$633,797

02/10/12	Citibank Capital	EUR	16,000,000	USD	22,064,800	20,928,117	1,136,683

Total open foreign currency contracts						$43,206,004	$1,770,480

Currency Abbreviations:

CHF	— Swiss Franc

EUR	— Euro

USD	— U.S. Dollar
Invesco Global Health Care Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $116,498,018 and $88,835,640, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$258,313,820

Aggregate unrealized (depreciation) of investment securities	(49,910,715)

Net unrealized appreciation of investment securities	$208,403,105

Cost of investments for tax purposes is $876,931,744.
Invesco Global Health Care Fund

Invesco International Total Return Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us                     ITR-QTR-1           01/12      Invesco Advisers, Inc.

Schedule of Investments
January 31, 2012
(Unaudited)

		Principal
		Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes—91.11%(a)
Belgium—1.30%
Anheuser Busch Inbev S.A., Sr. Unsec. Gtd. Medium-Term Euro Notes, 6.57%, 02/27/14	EUR	600,000	$865,818

Canada—7.52%
Canada Housing Trust No. 1, Sr. Sec. Gtd. Global Bonds, 2.65%, 03/15/22(b)	CAD	1,700,000	1,736,024
Province of Ontario,
Sr. Unsec. Floating Rate Medium-Term Notes, 1.46%, 06/27/16(c)	CAD	800,000	795,884
Sr. Unsec. Medium-Term Euro Notes, 2.00%, 12/10/13	GBP	1,050,000	1,685,803
Province of Quebec, Bonds, 4.25%, 12/01/43	CAD	700,000	789,873

			5,007,584

Cayman Islands—0.39%
IPIC Ltd., REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.88%, 03/14/21(b)	EUR	200,000	261,940

France—11.93%
AXA S.A., Jr. Unsec. Sub. Medium-Term Euro Notes, 6.77% (d)	GBP	75,000	87,940
BNP Paribas Home Loan S.A., Sr. Sec. Mortgage-Backed Euro Bonds, 2.25%, 10/01/12	EUR	650,000	856,469
Casino Guichard Perrachon S.A., Series 27, Tranche 1, Sr. Unsec. Medium-Term Euro Notes, 4.47%, 04/04/16	EUR	200,000	271,502
Dexia Municipal Agency S.A.,
Series 172, Tranche 2, Sr. Sec. Medium-Term Euro Notes, 0.80%, 05/21/12	JPY	150,000,000	1,950,823
Series 301, Tranche 1, Sr. Sec. Medium-Term Euro Notes, 1.55%, 10/31/13	JPY	100,000,000	1,275,458
Sr. Sec. Medium-Term Euro Notes, 1.80%, 05/09/17	JPY	189,000,000	2,169,332
France Government, Euro Bonds,
3.50%, 04/25/20	EUR	620,000	848,241
4.00%, 10/25/38	EUR	360,000	487,102

			7,946,867

Germany—11.07%
Bundesrepublik Deutschland,
Euro Bonds, 2.25%, 09/04/21	EUR	1,780,000	2,431,262
Series 05, Euro Bonds, 4.00%, 01/04/37	EUR	370,000	617,788
Series 2008, Euro Bonds, 4.25%, 07/04/18	EUR	1,320,000	2,062,319
EnBW Energie Baden-Wuerttemberg AG, Sr. Unsec. Medium-Term Euro Notes, 7.38%, 04/02/72	EUR	120,000	159,788
Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Global Notes, 2.05%, 02/16/26	JPY	150,000,000	2,105,150

			7,376,307

Ireland—0.41%
Cloverie PLC for Zurich Insurance Co. Ltd., Sub. Medium-Term Euro Notes, 7.50%, 07/24/39	EUR	200,000	276,498

Italy—4.36%
Banca Monte dei Paschi di Siena S.p.A., Sr. Unsec. Medium-Term Euro Notes, 4.13%, 11/11/13	EUR	300,000	385,433
Italy Buoni Poliennali Del Tesoro,
Euro Bonds, 5.00%, 09/01/40	EUR	740,000	791,943
Sr. Unsec. Euro Bonds, 4.75%, 08/01/23	EUR	1,000,000	1,170,005
Societa Iniziative Autostradali e Servizi S.p.A., Sr. Sec. Medium-Term Euro Notes, 4.50%, 10/26/20	EUR	200,000	218,240
Telecom Italia S.p.A, Sr. Unsec. Medium-Term Euro Notes, 7.00%, 01/20/17	EUR	250,000	337,270

			2,902,891

Japan—5.10%
Development Bank of Japan,
Unsec. Gtd. Global Bonds, 1.70%, 09/20/22	JPY	35,000,000	488,249
Unsec. Gtd. Global Notes, 1.05%, 06/20/23	JPY	45,000,000	584,602
Japan Government Ten Years, Series 318, Sr. Unsec. Bonds, 1.00%, 09/20/21	JPY	70,000,000	923,416
See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

		Principal
		Amount	Value

Japan—(continued)
Japan Government Thirty Years, Series 31, Sr. Unsec. Bonds, 2.20%, 09/20/39	JPY	100,000,000	$1,404,265

			3,400,532

Luxembourg—4.95%
Arcelormittal, Sr. Unsec. Euro Bonds, 9.38%, 06/03/16	EUR	175,000	265,387
Gazprom OAO Via Gaz Capital S.A., Sr. Unsec. Euro Bonds, 2.89%, 11/15/12	JPY	200,000,000	2,625,213
Glencore Finance Europe S.A., Series 6, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.25%, 10/11/13	EUR	300,000	409,159

			3,299,759

Mexico—0.40%
Mexican Bonos, Series M, Bonds, 7.50%, 06/21/12	MXN	3,400,000	264,196

Netherlands—4.06%
ASML Holding N.V., Sr. Unsec. Euro Bonds, 5.75%, 06/13/17	EUR	200,000	284,508
F Van Lanschot Bankiers N.V., Sr. Unsec. Medium-Term Euro Notes, 3.50%, 04/02/13	EUR	600,000	787,981
ING Bank N.V., Sec. Mortgage-Backed Medium-Term Euro Notes, 3.00%, 09/30/14	EUR	550,000	748,295
Koninklijke KPN N.V., Medium-Term Euro Notes, 5.00%, 11/18/26	GBP	110,000	174,243
Schiphol Nederland B.V., Sr. Unsec. Gtd. Medium-Term Euro Notes,
4.43%, 04/28/21	EUR	200,000	281,866
6.63%, 01/23/14	EUR	300,000	429,216

			2,706,109

Poland—8.24%
Poland Government,
Series 1021, Bonds, 5.75%, 10/25/21	PLN	5,000,000	1,571,942
Series 3BR, Sr. Unsec. Bonds, 1.00%, 06/20/12	JPY	200,000,000	2,611,953
Series 8, Sr. Unsec. Bonds, 1.92%, 11/13/12	JPY	100,000,000	1,304,719

			5,488,614

Singapore—0.48%
Singapore Government, Sr. Unsec. Bonds, 2.25%, 06/01/21	SGD	375,000	316,933

South Africa—0.39%
South Africa Government, Series R208, Bonds, 6.75%, 03/31/21	ZAR	2,150,000	257,999

South Korea—1.88%
Korea Treasury, Series 1609, Sr. Unsec.Bonds, 3.50%, 09/10/16	KRW	1,400,000,000	1,251,161

Spain—1.67%
Bankia S.A., Sec. Mortgage-Backed Medium-Term Euro Bonds, 4.88%, 03/31/14	EUR	200,000	263,622
BBVA Subordinated Capital SAU, Unsec. Gtd. Sub. Medium-Term Euro Notes, 5.75%, 03/11/18	GBP	150,000	187,068
CaixaBank, Sec. Mortgage-Backed Euro Bonds, 3.13%, 09/16/13	EUR	200,000	261,378
Telefonica Emisiones SAU,
Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.50%, 04/01/16	EUR	100,000	136,979
REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 4.75%, 02/07/17(b)	EUR	200,000	264,703

			1,113,750

Supranational—9.59%
Asian Development Bank, Series 339-00-1, Sr. Unsec. Medium-Term Global Notes, 2.35%, 06/21/27	JPY	130,000,000	1,888,878
European Investment Bank,
Sr. Unsec. Euro Notes, 2.38%, 07/10/20	CHF	700,000	829,743
Sr. Unsec. Global Bonds, 1.40%, 06/20/17	JPY	120,000,000	1,591,769
Sr. Unsec. Medium-Term Euro Bonds, 4.50%, 08/12/17	SEK	4,000,000	626,513
Sr. Unsec. Medium-Term Notes, 6.00%, 08/06/20	AUD	1,400,000	1,454,128

			6,391,031

United Kingdom—11.42%
Bat International Finance PLC, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.88%, 03/12/15	EUR	450,000	660,656
Carnival PLC, Sr. Unsec. Gtd. Euro Notes, 7.13%, 06/25/12	GBP	500,000	798,010
Co-Operative Group Ltd., Sr. Unsec. Gtd. Euro Notes, 5.63%, 07/08/20	GBP	300,000	462,735
Everything Everywhere Finance PLC, Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.50%, 02/06/17	EUR	200,000	260,598
FCE Bank PLC, Sr. Unsec. Medium-Term Euro Notes, 5.13%, 11/16/15	GBP	50,000	80,968
Imperial Tobacco Finance PLC, Series 19, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 4.38%, 11/22/13	EUR	500,000	681,350
See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

		Principal
		Amount	Value

United Kingdom—(continued)
International Power Finance 2010 PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 05/11/17(b)	EUR	150,000	$217,490
ISS Financing PLC, REGS, Sr. Sec. Euro Bonds, 11.00%, 06/15/14(b)	EUR	200,000	278,944
Lloyds TSB Bank PLC, REGS, Sr. Unsec. Medium-Term Euro Notes, 4.50%, 09/15/14(b)	EUR	400,000	535,625
Royal Bank of Scotland PLC (The),
Sec. Gtd. Mortgage-Backed Euro Bonds, 5.13%, 01/13/24	GBP	200,000	330,459
Unsec. Sub. Medium-Term Euro Notes, 6.93%, 04/09/18	EUR	200,000	234,885
United Kingdom Treasury, Bonds,
4.25%, 12/07/40	GBP	740,000	1,445,064
4.75%, 12/07/38	GBP	780,000	1,624,624

			7,611,408

United States—5.95%
Bank of America Corp., Sr. Unsec. Medium-Term Euro Notes, 7.00%, 06/15/16	EUR	400,000	572,332
General Electric Capital Corp., Sr. Unsec. Medium-Term Euro Notes, 1.00%, 03/21/12	JPY	230,000,000	3,017,538
Morgan Stanley, Sr. Unsec. Medium-Term Euro Notes, 5.38%, 08/10/20	EUR	300,000	373,384

			3,963,254

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $58,734,953)			60,702,651

Asset-Backed Securities—0.99%(a)
United Kingdom—0.99%
Permanent Master Issuer PLC, Series 2009-1, Class A3, Floating Rate Pass Through Ctfs., 2.93%, 07/15/42(c) (Cost $739,914)	EUR	500,000	657,993

TOTAL INVESTMENTS—92.10% (Cost $59,474,867)			61,360,644

OTHER ASSETS LESS LIABILITIES—7.90%			5,263,282

NET ASSETS—100.00%			$66,623,926

Investment Abbreviations:

AUD	— Australian Dollar

CAD	— Canadian Dollar

CHF	— Swiss Franc

Ctfs.	— Certificates

EUR	— Euro

GBP	— British Pound Sterling

Gtd.	— Guaranteed

JPY	— Japanese Yen

Jr.	— Junior

KRW	— South Korean Won

MXN	— Mexican Peso

PLN	— Poland Zloty

REGS	— Regulation S

Sec.	— Secured

SEK	— Swedish Krona

SGD	— Singapore Dollar

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

ZAR	— South African Rand
Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2012 was $3,294,726, which represented 4.95% of the Trust’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2012.

(d)	Perpetual bond with no specified maturity date.
See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco International Total Return Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco International Total Return Fund

F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco International Total Return Fund

     During the three months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Foreign Debt Securities	$—	$35,540,875	$—	$35,540,875

Foreign Government Debt Securities	—	25,161,776	—	25,161,776

Asset Backed Securities	—	657,993	—	657,993

	$—	$61,360,644	$—	$61,360,644

Foreign Currency Contracts*	—	(16,110)	—	(16,110)

Futures*	54,514	—	—	54,514

Total Investments	$54,514	$61,344,534	$—	$61,399,048

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
The following disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency Contracts	$—	$(16,110)

Interest rate risk
Futures contracts (a)	$96,982	$(42,468)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the three months ended January 31, 2012
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Foreign Currency
	Futures *	Contracts *

Realized Gain (Loss)

Currency risk	$—	$106,536

Interest rate risk	84,167	—

Change in Unrealized Appreciation (Depreciation)

Currency risk	$—	$(13,717)

Interest rate risk	(62,283)	—

Total	$21,884	$92,819

*	The average notional value of futures and foreign currency contracts outstanding during the period was $17,679,336 and $1,648,347, respectively.
Invesco International Total Return Fund

Open Foreign Currency Contracts
							Unrealized
Settlement			Contract to			Notional	Appreciation
Date	Counterparty		Deliver		Receive	Value	(Depreciation)

02/24/12	State Street Global Markets, LLC	JPY	50,000,000	USD	644,047	$656,103	$(12,056)

02/24/12	State Street Global Markets, LLC	SEK	4,200,000	USD	612,688	616,742	(4,054)

Total open foreign currency contracts							$(16,110)

Currency Abbreviations:
JPY — Japanese Yen
SEK — Swedish Krona
USD — U.S. Dollar

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

Australia 10 Year Bonds	15	March-2012	$1,885,065	$(729)

Euro-Bobl	14	March-2012	2,300,354	44,068

Euro-Schatz	21	March-2012	3,033,291	2,759

Japan 10 Year Bonds	34	March-2012	6,359,334	41,194

Long Gilt	9	March-2012	1,663,074	8,961

Subtotal			$15,241,118	$96,253

Short Contracts
Canada 10 Year Bonds	4	March-2012	$(536,777)	$(8,664)

Euro-Bonds	10	March-2012	(1,827,538)	(25,200)

U.S. Treasury 10 Years Notes	42	March-2012	(5,554,500)	(7,875)

Subtotal			$(7,918,815)	$(41,739)

Total			$7,332,303	$54,514

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $18,182,824 and $23,058,634, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,052,971

Aggregate unrealized (depreciation) of investment securities	(1,167,194)

Net unrealized appreciation of investment securities	$1,885,777

Cost of investments for tax purposes is the same for tax and financial statement purposes.
Invesco International Total Return Fund

Invesco Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012

invesco.com/us	MS-PGRO-QTR-1 01/12	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks—99.53%
Australia—14.26%
Australia & New Zealand Banking Group Ltd.	36,828	$835,722
Beach Energy Ltd.	224,873	353,280
Bendigo and Adelaide Bank Ltd.	38,383	337,764
BHP Billiton Ltd.	38,726	1,538,214
Campbell Brothers Ltd.	7,064	389,919
Challenger Ltd.	67,589	317,116
Coca-Cola Amatil Ltd.	34,543	423,964
Commonwealth Bank of Australia	22,808	1,224,900
Crown Ltd.	45,568	390,800
CSL Ltd.	7,865	259,895
Iluka Resources Ltd.	26,339	512,206
National Australia Bank Ltd.	40,765	1,030,327
New Hope Corp. Ltd.	11,894	70,524
Newcrest Mining Ltd.	4,640	165,716
NRW Holdings Ltd.	61,336	197,278
Orica Ltd.	11,912	312,954
QBE Insurance Group Ltd.	3,288	40,107
Ramsay Health Care Ltd.	17,259	347,722
Rio Tinto Ltd.	11,819	865,115
Roc Oil Co. Ltd. (a)	240,030	86,629
Santos Ltd.	29,795	424,666
Sigma Pharmaceuticals Ltd.	337,580	214,514
Suncorp Group Ltd.	55,870	498,053
Telstra Corp. Ltd.	164,260	580,625
Wesfarmers Ltd.	7,976	256,952
Westpac Banking Corp.	51,272	1,149,232
Woodside Petroleum Ltd.	6,201	224,708
Woolworths Ltd.	22,117	582,000
WorleyParsons Ltd.	9,655	279,689

		13,910,591

China—9.93%
Bank of China Ltd. -Class H	2,353,390	1,010,507
China Coal Energy Co. Ltd. -Class H	290,000	364,215
China Construction Bank Corp. -Class H	1,786,840	1,430,799
China Life Insurance Co., Ltd. -Class H	211,000	621,685
China Petroleum and Chemical Corp. (Sinopec) -Class H	624,000	751,568
China Shenhua Energy Co. Ltd. -Class H	120,000	524,757
Chongqing Rural Commercial Bank Co., Ltd. -Class H (a)	407,000	231,209
CNOOC Ltd.	332,000	676,472
GOME Electrical Appliances Holdings Ltd.	871,160	206,708
Jiangxi Copper Co. Ltd. -Class H	99,000	251,990
Kingboard Chemical Holdings Ltd.	141,000	484,700
Lianhua Supermarket Holdings Ltd. -Class H	434,000	561,856
Nine Dragons Paper Holdings Ltd.	312,000	210,406
PetroChina Co. Ltd. -Class H	448,000	651,210
Tencent Holdings Ltd.	33,000	807,203
Vinda International Holdings Ltd.	427,000	519,188
Weichai Power Co. Ltd. -Class H	71,000	380,391

		9,684,864

Hong Kong—6.60%
China Mobile Ltd.	168,500	1,720,442
Citic Pacific Ltd.	197,000	376,140
Investment Co. of China (a)(b)	100,000	0
Lifestyle International Holdings Ltd.	433,000	1,012,807
Power Assets Holdings Ltd.	130,000	937,875
Sands China Ltd.	333,600	1,129,163
Sino Land Co. Ltd.	756,000	1,259,464

		6,435,891

India—2.34%
Bank of Baroda	48,865	744,758
Dr. Reddys Laboratories Ltd.	25,728	879,059
Tata Consultancy Services Ltd.	28,939	660,398

		2,284,215

Indonesia—2.82%
PT Astra International Tbk	156,000	1,364,118
PT Bank Mandiri Tbk	1,338,662	993,166
PT Gudang Garam Tbk	33,000	208,511
PT Mitra Adiperkasa Tbk	292,500	184,978

		2,750,773

Japan—38.42%
Amada Co., Ltd.	88,000	608,369
Astellas Pharma Inc.	24,700	1,014,181
Canon Inc.	32,600	1,411,958
Casio Computer Co., Ltd.	37,100	218,800
Dai Nippon Printing Co., Ltd.	29,000	312,975
Daicel Corp.	105,000	657,485
Daifuku Co., Ltd.	61,000	344,090
Daiichi Sankyo Co., Ltd.	38,900	742,477
Daikin Industries, Ltd.	26,700	774,065
Denki Kagaku Kogyo Kabushiki Kaisa	145,000	571,622
East Japan Railway Co.	9,400	609,410
FamilyMart Co., Ltd.	16,900	683,937
Fuji Machine Manufacturing Co., Ltd.	11,000	203,896
FUJIFILM Holdings Corp.	30,200	719,117
Fujitsu Ltd.	168,000	895,282
Furukawa Electric Co., Ltd.	126,000	337,253
Hitachi Capital Corp.	40,400	608,411
Hitachi High-Technologies Corp.	18,800	412,895
Hitachi, Ltd.	181,000	1,011,492
House Food Corp.	14,200	264,839
Kaneka Corp.	65,000	364,196
Kurita Water Industries Ltd.	17,500	475,207
Kyocera Corp.	11,200	959,394
Kyudenko Corp.	28,000	176,696
Lintec Corp.	23,200	442,089
Maeda Road Construction Co., Ltd.	20,000	242,424
Marubeni Corp.	135,000	929,414
Minebae Co., Ltd.	113,000	502,558
See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

	Shares	Value

Japan—(continued)
Mitsubishi Chemical Holdings Corp.	106,500	$600,457
Mitsubishi Corp.	62,700	1,439,365
Mitsubishi Estate Co. Ltd.	46,000	737,483
Mitsubishi Heavy Industries, Ltd.	263,000	1,202,451
Mitsui Mining & Smelting Co., Ltd.	198,000	540,260
Nagase & Co., Ltd.	27,300	317,384
NEC Corp. (a)	88,000	175,469
Nifco Inc.	20,600	552,022
Nintendo Co., Ltd.	4,000	542,569
Nippon Meat Packers, Inc.	27,000	343,673
Nippon Sheet Glass Co. Ltd.	167,000	338,953
Nippon Steel Corp.	67,000	165,186
Nippon Telegraph & Telephone Corp.	14,800	739,709
Nissan Motor Co., Ltd.	124,900	1,183,890
Nisshinbo Holdings Inc.	36,000	362,736
Obayashi Corp.	133,000	643,766
Ono Pharmaceutical Co., Ltd.	14,100	795,356
Panasonic Corp.	62,600	508,852
Ricoh Co., Ltd.	50,000	423,515
Rohm Co. Ltd.	8,200	406,612
Ryosan Co., Ltd.	10,100	223,791
Sanki Engineering Co., Ltd.	29,000	157,501
Sanwa Holdings Corp.	100,000	327,519
Sekisui Chemical Co., Ltd.	86,000	755,481
Sekisui House, Ltd.	16,000	150,282
Shin-Etsu Polymer Co., Ltd.	35,100	161,700
Sony Corp.	28,400	518,226
Sumitomo Metal Mining Co., Ltd.	40,000	579,851
Suzuki Motor Corp.	32,500	743,881
TDK Corp.	14,300	680,230
Teijin Ltd.	153,000	497,665
Toho Co., Ltd.	10,400	181,015
Toshiba Corp.	228,000	964,473
Toyo Ink SC Holdings Co., Ltd.	79,000	314,010
Toyoda Gosei Co., Ltd.	13,900	226,701
Toyota Motor Corp.	35,000	1,295,352
Tsubakimoto Chain Corp.	84,000	491,065
Yamaha Corp.	34,100	315,403
Yamaha Motor Co., Ltd.	29,600	390,630

		37,489,016

Jersey—0.13%
Henderson Group PLC	71,160	124,635

Malaysia—0.91%
Axiata Group Berhad	188,200	289,610
Gamuda Berhad	113,800	138,189
IJM Corp. Berhad	243,300	459,298

		887,097

Philippines—1.16%
Energy Development Corp.	2,699,500	353,346
Puregold Price Club, Inc. (a)	881,900	404,434
Security Bank Corp.	139,540	371,493

		1,129,273

Singapore—2.64%
Capitaland Ltd.	395,000	823,357
Genting Singapore PLC (a)	382,000	493,310
Keppel Corp. Ltd.	105,000	902,583
Singapore Telecommunications Ltd.	147,000	362,270

		2,581,520

South Korea—10.64%
CJ CheilJedang Corp.	3,852	1,053,522
Honam Petrochemical Corp. (a)	3,103	1,012,454
Hyundai Mobis	3,309	816,012
Hyundai Motor Co.	2,180	428,183
KCC Corp.	3,740	1,014,342
KT&G Corp.	6,175	432,095
LG Chem Ltd.	3,445	1,144,050
LG Fashion Corp.	12,188	494,243
S-Oil Corp.	8,901	961,446
Samsung Electronics Co., Ltd.	2,081	2,059,428
Shinhan Financial Group Co., Ltd.	24,070	961,407

		10,377,182

Taiwan—9.02%
China Petrochemical Development Corp.	593,000	664,909
Chipbond Technology Corp.	556,000	642,052
Hon Hai Precision Industry Co., Ltd.	352,000	1,134,332
Largan Precision Co. Ltd.	34,000	734,669
Mega Financial Holdings Co., Ltd.	1,446,000	998,859
Mstar Semiconductor Inc.	110,000	699,287
Standard Foods Corp.	168,000	570,926
Taiwan Semiconductor Manufacturing Co. Ltd.	437,143	1,160,374
Teco Electric and Machinery Co. Ltd.	1,190,000	786,680
Wistron Corp.	515,000	773,205
Yulon Motor Co., Ltd.	326,000	638,265

		8,803,558

Thailand—0.66%
Thai Union Frozen Products PCL	303,300	649,600

TOTAL INVESTMENTS—99.53% (Cost $97,337,931)		97,108,215

OTHER ASSETS LESS LIABILITIES—0.47%		456,756

NET ASSETS—100.00%		$97,564,971

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2012 represented less than 1% of the Fund’s Net Assets.
See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Pacific Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Pacific Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$4,557,077	$9,353,514	$—	$13,910,591

China	5,639,052	4,045,812	—	9,684,864

Hong Kong	4,339,309	2,096,582	0	6,435,891

India	1,623,817	660,398	—	2,284,215

Indonesia	—	2,750,773	—	2,750,773

Japan	10,148,565	27,340,451	—	37,489,016

Jersey	124,635	—	—	124,635

Malaysia	459,298	427,799		887,097

Philippines	1,129,273	—	—	1,129,273

Singapore	362,270	2,219,250	—	2,581,520

South Korea	2,754,804	7,622,378	—	10,377,182

Taiwan	6,405,121	2,398,437	—	8,803,558

Thailand	—	649,600	—	649,600

Total Investments	$37,543,221	$59,564,994	$0	$97,108,215

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $18,691,541 and $21,023,134, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,056,555

Aggregate unrealized (depreciation) of investment securities	(13,258,033)

Net unrealized appreciation (depreciation) of investment securities	$(4,201,478)

Cost of investments for tax purposes is $101,309,693.
Invesco Pacific Growth Fund

Invesco Premium Income Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012

invesco.com/us	PIN-QTR-1 01/12	Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes—40.30%
Aerospace & Defense—0.48%
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20 (b)	$500,000	$572,500

Agricultural Products—0.01%
Post Holdings Inc., Sr. Unsec. Notes, 7.38%, 02/15/22 (b)	15,000	15,675

Airlines—0.57%
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18 (b)	465,166	444,234
Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	239,878	229,833

		674,067

Alternative Carriers—0.43%
Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 8.13%, 07/01/19 (b)	500,000	506,875

Aluminum—0.21%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	250,000	253,906

Apparel Retail—0.61%
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	250,000	237,812
J. Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	500,000	486,250

		724,062

Apparel, Accessories & Luxury Goods—0.20%
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	250,000	241,875

Auto Parts & Equipment—0.46%
Allison Transmission Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19 (b)	500,000	507,500
American Axle & Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	35,000	36,225

		543,725

Automobile Manufacturers—1.21%
Automotores Gildemeister S.A. (Chile), Sr. Unsec. Gtd. Notes, 8.25%, 05/24/21 (b)	200,000	205,953

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	1,000,000	1,235,000

		1,440,953

Broadcasting—0.16%
Nara Cable Funding Ltd. (Ireland), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18 (b)	200,000	191,359

Building Products—0.33%
Nortek Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21 (b)	415,000	394,250

Cable & Satellite—0.01%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/31/22	15,000	15,638

Casinos & Gaming—1.71%
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. Global PIK Notes, 10.75%, 01/15/17	174,487	187,355
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	1,000,000	1,000,000
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18 (b)	95,000	93,575
Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15 (b)	750,000	744,375

		2,025,305

Coal & Consumable Fuels—0.25%
Bumi Investment Pte. Ltd. (Singapore), Sr. Sec. Gtd. Notes, 10.75%, 10/06/17 (b)	250,000	266,518
Westmore Coal Co./Westmoreland Partners, Sr. Sec. Notes, 10.75%, 02/01/18 (b)	30,000	29,025

		295,543

Construction & Engineering—0.17%
Odebrecht Finance Ltd. (Brazil), Sr. Unsec. Gtd. Notes, 6.00%, 04/05/23 (b)	200,000	202,623

Construction & Farm Machinery & Heavy Trucks—0.43%
Chrysler Group LLC/Chrysler Group Co. Inc., Sec. Gtd. Notes, 8.00%, 06/15/19 (b)	250,000	241,250

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

	Principal
	Amount	Value

Construction & Farm Machinery & Heavy Trucks—(continued)
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	$250,000	$270,000

		511,250

Construction Materials—0.44%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16 (b)	250,000	225,819
Summit Materials LLC/Summit Materials Finance Corp., Sr. Unsec. Notes, 10.50%, 01/31/20 (b)	60,000	60,600
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	250,000	233,750

		520,169

Consumer Finance—0.47%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/20	500,000	555,000

Data Processing & Outsourced Services—0.37%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21 (b)	175,000	176,750
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	250,000	265,000

		441,750

Distillers & Vintners—0.08%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	85,000	95,200

Diversified Banks—2.08%
Banco de Bogota S.A. (Colombia), Sr. Unsec. Notes, 5.00%, 01/15/17 (b)	500,000	508,926
BanColombia S.A. (Colombia), Sr. Unsec. Global Notes, 5.95%, 06/03/21	400,000	410,602
Bangkok Bank PCL (Thailand), Sr. Unsec. Notes, 4.80%, 10/18/20 (b)	300,000	303,938
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.50%, 03/10/16 (b)	400,000	402,952
GTB Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.50%, 05/19/16 (b)	250,000	260,170
Itau Unibanco Holding S.A. (Brazil), Unsec. Sub. Notes, 6.20%, 12/21/21 (b)	200,000	205,664
Russian Agricultural Bank OJSC Via RSHB Capital S.A. (Russia), Sr. Unsec. Sub. Loan Participation Notes, 6.00%, 06/03/21 (b)(c)	400,000	377,803

		2,470,055

Diversified Chemicals—0.42%
Huntsman International LLC, Sr. Unsec. Gtd. Global Notes, 5.50%, 06/30/16	500,000	496,250

Diversified Metals & Mining—0.27%
Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18 (b)	40,000	28,915
Volcan Cia Minera S.A.A. (Peru), Sr. Notes, 5.38%, 02/02/22 (b)	290,000	293,335

		322,250

Electric Utilities—1.30%
Dubai Electricity & Water Authority (Vietnam), Sr. Unsec. Notes, 7.38%, 10/21/20 (b)	500,000	522,500
Instituto Costarricense de Electricidad (Mult. Countries), Sr. Unsec. Notes, 6.95%, 11/10/21 (b)	300,000	314,728
Majapahit Holding B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20 (b)	600,000	712,323

		1,549,551

Electronic Manufacturing Services—0.09%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19 (b)	110,000	110,412

Forest Products—0.20%
Celulosa Arauco y Constitucion S.A. (Chile), Sr. Unsec. Notes, 4.75%, 01/11/22 (b)	240,000	238,069

Gold—0.20%
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20 (b)	250,000	233,858

Health Care Facilities—0.59%
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	155,000	178,831
Sr. Unsec. Global Notes, 8.00%, 08/01/20	500,000	521,250

		700,081

Homebuilding—0.21%
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	40,000	39,999
Urbi Desarrollos Urbanos S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 9.75%, 02/03/22 (b)	200,000	205,548

		245,547

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

	Principal
	Amount	Value

Hotels, Resorts & Cruise Lines—0.47%
Chester Downs & Marina LLC, Sr. Sec. Notes, 9.25%, 02/01/20 (b)	$15,000	$15,262
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 06/15/16	500,000	545,000

		560,262

Housewares & Specialties—0.06%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	70,000	71,225

Hypermarkets & Super Centers—0.36%
Cencosud S.A. (Chile), Sr. Unsec. Gtd. Notes, 5.50%, 01/20/21 (b)	400,000	424,188

Independent Power Producers & Energy Traders—0.62%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 10/15/17	500,000	562,500
Calpine Corp., Sr. Sec. Gtd. Notes, 7.50%, 02/15/21 (b)	25,000	26,875
Sr. Sec. Notes, 7.25%, 10/15/17 (b)	80,000	84,200
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	70,000	68,950

		742,525

Industrial Conglomerates—0.47%
Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 3.50%, 01/13/17 (b)	250,000	256,283
Unsec. Gtd. Sub. Notes, 6.00% (b)(d)	300,000	301,500

		557,783

Integrated Oil & Gas—2.19%
Gazprom OAO Via Gaz Capital S.A. (Luxembourg), Sr. Unsec. Loan Participation Notes, 4.95%, 05/23/16 (b)	300,000	307,882
IPIC GMTN Ltd. (Cayman Islands), Sr. Unsec. Gtd. Notes, 5.50%, 03/01/22 (b)	300,000	302,625
KazMunayGas National Co. (Kazakhstan), Sr. Unsec. Bonds, 7.00%, 05/05/20 (b)	400,000	439,571
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20 (b)	300,000	310,888
Petroleos de Venezuela S.A. (Venezuela), Sr. Unsec. Gtd. Notes, 8.50%, 11/02/17 (b)	500,000	401,626
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 01/24/22 (b)	260,000	266,787
Sr. Unsec. Gtd. Global Notes, 6.50%, 06/02/41	500,000	565,427

		2,594,806

Integrated Telecommunication Services—0.65%
Globo Comunicacao e Participacoes S.A. (Brazil), Sr. Sec. Euro Notes, 6.25% (b)(c)(d)	300,000	318,874
Indosat Palapa Co. B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.38%, 07/29/20 (b)	400,000	448,174

		767,048

Internet Software & Services—0.46%
Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	500,000	547,500

Multi-Line Insurance—0.41%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	500,000	482,500

Multi-Utilities—0.26%
Abu Dhabi National Energy Co. (Vietnam), Sr. Unsec. Notes, 5.88%, 12/13/21 (b)	300,000	311,503

Oil & Gas Drilling—0.01%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	12,000	12,480

Oil & Gas Equipment & Services—0.44%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	500,000	521,250

Oil & Gas Exploration & Production—1.66%
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	500,000	525,000
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	90,000	92,138
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	500,000	531,562
OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18 (b)	400,000	414,962
Pacific Rubiales Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.25%, 12/12/21 (b)	400,000	409,491

		1,973,153

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

	Principal
	Amount	Value

Oil & Gas Refining & Marketing—0.40%
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	$500,000	$470,000

Oil & Gas Storage & Transportation—0.91%
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	500,000	517,500
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	500,000	532,500
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22 (b)	30,000	30,600

		1,080,600

Other Diversified Financial Services—0.81%
Intercorp Retail Trust (Cayman Islands), Sr. Sec. Gtd. Notes, 8.88%, 11/14/18 (b)	400,000	407,000
International Lease Finance Corp., Sr. Unsec. Global Notes, 8.75%, 03/15/17	500,000	549,687

		956,687

Packaged Foods & Meats—0.15%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.50%, 01/25/22 (b)	150,000	153,302
JBS USA LLC/JBS USA Finance Inc., Sr. Unsec. Notes, 8.25%, 02/01/20 (b)	30,000	30,375

		183,677

Paper Products—0.42%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	500,000	504,375

Pharmaceuticals—0.23%
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	250,000	275,625

Real Estate Development—0.18%
Franshion Development Ltd. (China), Sr. Unsec. Gtd. Notes, 6.75%, 04/15/21 (b)	250,000	212,394

Regional Banks—0.54%
CIT Group Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17 (b)	160,000	160,500
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	250,000	250,625
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	250,000	227,500

		638,625

Semiconductor Equipment—0.24%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	260,000	280,150

Sovereign Debt—9.97%
Argentina Boden Bonos (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	800,000	788,800
Bahrain Government International Bond (Mult. Countries), Sr. Unsec. Bonds, 5.50%, 03/31/20 (b)	200,000	190,625
Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.25%, 09/14/21	600,000	618,000
Columbia Government International Bond (Colombia), Sr. Unsec. Global Bonds, 6.13%, 01/18/41	280,000	336,000
Dominican Republic International Bond (Mult. Countries), Sr. Unsec. Notes, 9.04%, 01/23/18 (b)	327,893	363,469
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 4.75%, 02/03/15	100,000	94,000
Indonesia Government International Bond (Indonesia), Sr. Unsec. Bonds, 7.75%, 01/17/38 (b)	600,000	822,000
Lithuania Government International Bond (Lithuania), Sr. Unsec. Notes, 6.13%, 03/09/21 (b)	250,000	248,125
6.63%, 02/01/22 (b)	200,000	204,300
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	200,000	202,171
Namibia International Bonds (Mult. Countries), Sr. Unsec. Notes, 5.50%, 11/03/21 (b)	200,000	206,000
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 5.20%, 01/30/20	430,000	490,845
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec. Notes, 4.00%, 11/21/18 (b)	400,000	404,000
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	200,000	306,000
Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 5.00%, 01/13/37	300,000	309,000
6.38%, 10/23/34	600,000	724,500
Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 5.00%, 03/23/22	800,000	815,200
See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

	Principal
	Amount	Value

Sovereign Debt—(continued)
Provincia de Buenos Aires (Argentina), Sr. Unsec. Notes, 10.88%, 01/26/21 (b)	$700,000	$581,000
Republic of Serbia, Sr. Unsec. Bonds, 6.75%, 11/01/24 (b)	86,667	82,767
Romanian Government International Bond (Romania), Sr. Unsec. Notes, 6.75%, 02/07/22 (b)	200,000	198,214
Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 5.00%, 04/29/20 (b)	200,000	211,500
South Africa Government International Bond (South Africa), Sr. Unsec. Global Notes, 6.25%, 03/08/41	200,000	226,000
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec. Notes, 6.25%, 10/04/20 (b)	300,000	300,750
Turkey Government International Bond (Turkey), Sr. Unsec. Global Notes, 6.25%, 09/26/22	200,000	207,000
6.75%, 05/30/40	450,000	457,313
Unsec. Global Notes, 5.13%, 03/25/22	450,000	429,750
Ukraine Government International Bond (Ukraine)-REGS, Sr. Unsec. Euro Notes, 6.75%, 11/14/17 (b)	700,000	616,021
Uruguay Government International Bond (Uruguay), Unsec. Global Notes, 8.00%, 11/18/22	500,000	683,500
Vietnam Government International Bond, Sr. Unsec. Bonds, 6.75%, 01/29/20 (b)	200,000	204,906
Wakala Global Sukuk BHD (Malaysia), Bonds, 2.99%, 07/06/16 (b)	500,000	510,152

		11,831,908

Specialty Stores—0.22%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	250,000	262,812

Steel—0.43%
China Oriental Group Co Ltd. (Hong Kong), Sr. Sec. Gtd. Notes, 8.00%, 08/18/15 (b)	250,000	227,550
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.38%, 01/11/22	280,000	289,100

		516,650

Textiles—0.44%
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	500,000	525,000

Trucking—0.44%
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	500,000	520,000

Wireless Telecommunication Services—2.90%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15 (b)	250,000	236,250
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	250,000	240,000
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15 (b)	250,000	252,188
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	500,000	526,250
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 7.88%, 09/01/18	500,000	529,062
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	500,000	428,750
Sprint Nextel Corp., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/18 (b)	500,000	541,250
VimpelCom Holdings B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.50%, 03/01/22 (b)	200,000	188,000
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17 (b)	500,000	497,500

		3,439,250

Total U.S. Dollar Denominated Bonds and Notes (Cost $46,360,597)		47,851,774

	Shares

Preferred Stocks—24.82%
Asset Management & Custody Banks—0.28%
Ameriprise Financial Inc., 7.75% Sr. Unsec. Pfd.	1,900	53,732
Ares Capital Corp., 7.00% Sr. Pfd.	5,700	141,246
BNY Capital V, Series F, 5.95% Jr. Sub. Pfd.	5,300	134,037

		329,015

Broadcasting—0.14%
CBS Corp., 6.75% Sr. Gtd. Unsec. Pfd.	6,700	170,582

Cable & Satellite—0.25%
Comcast Corp., 6.63% Sr. Gtd. Unsec. Pfd.	11,700	297,297

Consumer Finance—0.12%
Capital One Capital II, 7.50% Jr. Gtd. Sub. Pfd.	3,300	83,688
See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

	Shares	Value

Consumer Finance—(continued)
SLM Corp., 6.00% Sr. Unsec. Pfd.	2,900	$62,234

		145,922

Diversified Banks—6.16%
Barclays Bank PLC, (United Kingdom), Series 4, 7.75% Pfd.	19,600	482,160
Series 5, 8.13% Pfd.	35,400	890,310
Fifth Third Capital Trust VI, 7.25% Jr. Unsec. Gtd. Sub. Pfd.	13,800	352,176
HSBC Holdings PLC, (United Kingdom), 8.13% Pfd.	26,400	693,000
HSBC Holdings PLC, Series 2, 8.00% Jr. Unsec. Sub. Pfd.	54,100	1,461,782
Lloyds Banking Group PLC, (United Kingdom), 7.75% Sr. Pfd.	8,300	214,223
Santander Finance Preferred SAU, (Spain), Series 10, 10.50% Jr. Gtd. Sub. Pfd.	11,000	300,080
US Bancorp, Series F, 6.50% Pfd.	28,800	734,400
Wachovia Capital Trust IV, 6.38% Jr. Unsec. Gtd. Sub. Pfd.	25,400	642,874
Wells Fargo & Co., Series J, 8.00% Pfd.	52,800	1,540,704

		7,311,709

Diversified Capital Markets—1.34%
Deutsche Bank Contingent Capital Trust III, 7.60% Jr. Unsec. Gtd. Sub. Pfd.	31,700	784,575
Deutsche Bank Contingent Capital Trust V, 8.05% Jr. Unsec. Gtd. Sub. Pfd.	31,700	800,742

		1,585,317

Diversified REIT’s—0.42%
PS Business Parks, Inc., Series P, 6.70% Pfd.	2,800	70,336
Series S, 6.45% Pfd.	2,400	60,096
Vornado Realty L.P. 7.88% Sr. Unsec. Pfd.	6,700	187,600
Vornado Realty Trust, Series J, 6.88% Pfd.	6,700	177,818

		495,850

Electric Utilities—0.90%
Alabama Power Co., 5.63% Pfd.	9,400	240,582
Series 07-B,
5.88% Sr. Unsec. Pfd.	5,600	147,168
Entergy Mississippi Inc., 6.00% Sr. Sec. Mortgage Pfd.	3,800	110,200
Entergy Texas Inc., 7.88% Sr. Sec. Mortgage Pfd.	3,800	109,896
Interstate Power & Light Co., Series B, 8.38% Pfd.	1,400	40,740
NextEra Energy Capital Holdings Inc., Series F, 8.75% Jr. Unsec. Gtd. Sub. Pfd.	13,200	389,136
Pacific Gas & Electric Co., Series A, 6.00% Pfd.	1,000	30,700

		1,068,422

Independent Power Producers & Energy Traders—0.05%
BGE Capital Trust II, 6.20% Jr. Unsec. Gtd. Sub. Pfd.	2,400	61,128

Integrated Telecommunication Services—0.27%
Qwest Corp., 7.38% Sr. Unsec. Pfd.	6,100	161,223
7.50% Sr. Unsec. Pfd.	5,800	153,584

		314,807

Investment Banking & Brokerage—0.99%
Goldman Sachs Group, Inc. (The), 6.13% Sr. Unsec. Pfd.	7,400	185,740
6.50% Sr. Unsec. Pfd.	12,000	307,320
Series B, 6.20% Pfd.	4,800	116,928
Morgan Stanley Capital Trust III, 6.25% Jr. Unsec. Gtd. Sub. Pfd.	24,200	568,942

		1,178,930

Life & Health Insurance—1.45%
Aegon N.V., (Netherlands), 6.38% Unsec. Sub. Pfd.	30,800	665,588
Aegon N.V., 8.00% Sub. Pfd.	5,100	126,703
MetLife Inc., Series B, 6.50% Pfd.	15,800	403,532
Principal Financial Group Inc., Series B, 6.52% Pfd.	5,600	144,648
Prudential Financial Inc., 9.00% Jr. Sub. Pfd.	8,800	244,640
Prudential PLC., (Canada), 6.75% Jr. Unsec. Sub. Pfd.	5,300	136,051

		1,721,162

Multi-Line Insurance—0.84%
Allianz SE, (Germany), 8.38% Unsec. Sub. Pfd.	18,700	492,629
American International Group Inc., 7.70% Jr. Unsec. Sub. Deb. Pfd.	16,300	405,544
Aviva PLC., (United Kingdom), 8.25% Jr. Unsec. Sub. Pfd.	3,800	98,648

		996,821

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

	Shares	Value

Multi-Utilities—0.35%
Dominion Resources Inc., Series A, 8.38% Jr. Sub. Pfd.	6,600	$192,720
DTE Energy Co., 6.50% Jr. Sub. Deb. Pfd.	2,700	72,900
SCANA Corp., 7.70% Jr. Sub. Pfd.	1,400	40,488
Xcel Energy Inc., 7.60% Jr. Unsec. Sub. Pfd.	3,800	103,360

		409,468

Other Diversified Financial Services—8.27%
BAC Capital Trust VIII, 6.00% Jr. Unsec. Gtd. Sub. Pfd.	1,000	21,760
BAC Capital Trust X, Series B, 6.25% Jr. Unsec. Gtd. Sub. Pfd.	1,000	22,250
Bank of America Corp., Series 8, 8.63% Pfd.	1,700	42,738
Series H, 8.20% Pfd.	1,700	42,058
Citigroup Capital XII, 8.50% Jr. Sub. Pfd.	40,500	1,043,685
Citigroup Capital XIII, 7.88% Jr. Sub. Pfd.	63,400	1,707,996
Countrywide Capital V, 7.00% Jr. Gtd. Sub. Pfd.	1,000	22,710
Credit Suisse AG/Guernsey, (Switzerland), 7.90% Jr. Unsec. Sub. Pfd.	14,600	383,396
General Electric Capital Corp., 5.88% Sr. Unsec. Pfd.	25,400	658,876
6.00% Sr. Unsec. Pfd.	25,600	660,224
ING Groep NV, (Netherlands), 7.38% Unsec. Sub. Pfd.	28,200	617,016
8.5% Unsec. Sub. Pfd.	43,600	1,077,356
JPMorgan Chase & Co., Series J, 8.63% Pfd.	51,200	1,392,640
JPMorgan Chase Capital XXIX, 6.70% Sub. Pfd.	30,700	789,604
JPMorgan Chase Capital XXVI, 8.00% Gtd. Pfd.	30,700	804,340
Morgan Stanley Capital Trust VI, 6.60% Jr. Unsec. Gtd. Sub. Pfd.	21,900	530,418

		9,817,067

Property & Casualty Insurance—0.29%
Assured Guaranty Municipal Holdings Inc., 6.25% Sr. Unsec. Gtd. Pfd.	4,100	99,056
Axis Capital Holdings Ltd., Series A, 7.25% Pfd.	4,800	123,360
Berkley W.R. Capital Trust II, 6.75% Jr. Gtd. Sub. Pfd.	2,600	65,858
Markel Corp., 7.50% Sr. Unsec. Deb. Pfd.	1,400	35,798
Selective Insurance Group Inc., 7.50% Jr. Sub. Pfd.	1,000	25,060

		349,132

Regional Banks—0.94%
BB&T Capital Trust VI, 9.60% Jr. Gtd. Sub. Pfd.	12,700	337,185
First Republic Bank, Series A, 6.70% Pfd.	2,000	50,100
KeyCorp Capital X, 8.00% Jr. Unsec. Gtd. Sub. Pfd.	6,000	153,840
PNC Capital Trust E, 7.75% Jr. Gtd. Sub. Pfd.	8,900	235,138
PNC Financial Services Group Inc. Series L, 9.88% Pfd.	5,800	160,196
SunTrust Capital IX, 7.88% Jr. Unsec. Gtd. Sub. Pfd.	6,900	178,917

		1,115,376

Reinsurance—0.53%
Arch Capital Group Ltd., Series B, 7.88% Pfd.	3,100	78,554
Endurance Specialty Holdings Ltd., Series A, 7.75% Pfd.	1,900	50,559
Series B, 7.50% Pfd.	2,200	58,212
Everest Re Capital Trust II, Series B, 6.20% Jr. Unsec. Gtd. Sub. Pfd.	3,100	79,515
PartnerRe Ltd., Series E, 7.25% Pfd.	8,600	231,082
RenaissanceRe Holdings Ltd., Series D, 6.60% Pfd.	5,300	134,885

		632,807

Residential REIT’s—0.03%
Equity Residential, Series N, 6.48% Pfd.	1,400	35,322

Retail REIT’s—0.24%
Kimco Realty Corp., Series G, 7.75% Pfd.	7,800	203,736
Realty Income Corp., Series E, 6.75% Pfd.	3,300	83,391

		287,127

Specialized Finance—0.06%
KKR Financial Holdings LLC., 8.38% Pfd.	2,500	65,575

Specialized REIT’s—0.69%
Public Storage, Series Q, 6.50% Pfd.	30,000	823,200

Wireless Telecommunication Services—0.21%
Telephone & Data Systems Inc., 7.00% Pfd.	6,100	162,565
United States Cellular Corp., 6.95% Sr. Pfd.	3,300	87,549

		250,114

Total Preferred Stocks (Cost $28,474,086)		29,462,150

See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

		Principal
		Amount	Value

U.S. Treasury Securities—23.29%
U.S. Treasury Bills—0.80%
U.S. Treasury Bills, 0.04%, 05/24/12 (e)(f)		$950,000	$949,821

U.S. Treasury STRIPS—22.49%
U.S. Treasury STRIPS, 3.15%, 11/15/40 (e)		65,500,000	26,701,484

Total U.S. Treasury Securities (Cost $27,526,441)			27,651,305

Non-U.S. Dollar Denominated Bonds & Notes—0.27% (g)
Canada—0.06%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17 (b)	CAD	70,000	71,899

Luxembourg—0.10%
Cirsa Funding Luxembourg S.A., REGS, Sr. Gtd. Euro Notes, 8.75%, 05/15/18 (b)	EUR	100,000	121,971

United Kingdom—0.11%
Boparan Finance PLC, REGS, Sr. Unsec. Gtd. Notes, 9.75%, 04/30/18 (b)	EUR	100,000	123,606

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $305,065)			317,476

	Shares

Money Market Funds—11.27%
Liquid Assets Portfolio — Institutional Class (h)	6,691,586	6,691,586
Premier Portfolio — Institutional Class (h)	6,691,585	6,691,585

Total Money Market Funds (Cost $13,383,171)		13,383,171

TOTAL INVESTMENTS—99.95% (Cost $116,049,360)		118,665,876

OTHER ASSETS LESS LIABILITIES—0.05%		54,987

NET ASSETS—100.00%		$118,720,863

Investment Abbreviations:

CAD	—	Canadian Dollar

Ctfs.	—	Certificates

Deb.	—	Debentures

EUR	—	Euro

Gtd.	—	Guaranteed

Jr.	—	Junior

Pfd.	—	Preferred

PIK	—	Payment-in-Kind

REGS	—	Regulation S

REIT	—	Real Estate Investment Trust

Sec.	—	Secured

Sr.	—	Senior

STRIPS	—	Separately Traded Registered Interest and Principal Security

Sub.	—	Subordinated

Unsec.	—	Unsecured
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2012 was $23,036,927, which represented 19.40% of the Fund’s Net Assets.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Perpetual bond with no specified maturity date.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1F and Note 3.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Premium Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Premium Income Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Premium Income Fund

F.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Premium Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the period December 13, 2011 (commencement date) to January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$41,813,461	$1,031,860	$—	$42,845,321

U.S. Treasury Securities	—	27,651,305	—	27,651,305

Foreign Government Debt Securities	—	11,831,908	—	11,831,908

Corporate Debt Securities	—	21,052,892	—	21,052,892

Foreign Corporate Debt Securities	—	15,284,450	—	15,284,450

	$41,813,461	$76,852,415	$—	$118,665,876

Foreign Currency Contracts *	—	(1,097)	—	(1,097)

Swap Agreements *	—	761,676	—	761,676

Total Investments	$41,813,461	$77,612,994	$—	$119,426,455

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Credit risk
Swap agreements	$761,676	$—

Currency risk
Foreign currency contracts	259	(1,356)

Invesco Premium Income Fund

Effect of Derivative Instruments for the period December 13, 2011 (commencement date) to January 31, 2012
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Swap Agreements *	Foreign Currency Contracts *

Realized Gain (Loss)
Credit risk	$(171,177)	$—

Currency risk	—	—

Change in Unrealized Appreciation (Depreciation)
Credit risk	$761,676	$—

Currency risk	—	(1,097)

Total	$590,499	$(1,097)

*	The average notional value of swap agreements and foreign currency contracts outstanding during the period was $15,000,000 and $121,645, respectively.

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

02/09/2012	RBC Dain Rauscher	EUR	86,000	USD	111,133	$112,489	$(1,356)

02/09/2012	RBC Dain Rauscher	EUR	100,000	USD	131,060	130,801	259

Total open foreign currency contracts						$243,290	$(1,097)

Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar

Open Credit Default Swap Agreements
					Implied	Notional	Value
		Buy/Sell	(Pay)/Receive	Expiration	Credit	Amount	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Spread (a)	(000)	Appreciation

JPMorgan Chase Bank, N.A.	CDX North American High Yield	Sell	5.00%	12/20/2016	5.67%	$15,000	$761,676 (b)

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

(b)	Unamortized premium at period-end of $1,156,177.
Invesco Premium Income Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 13, 2011 (commencement date) to January 31, 2012 was $84,703,885 and $9,465,024, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $29,944,999 and $3,398,470, respectively. In a Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,682,060

Aggregate unrealized (depreciation) of investment securities	(65,544)

Net unrealized appreciation of investment securities	$2,616,516

Cost of investments is the same for tax and financial statement purposes.
Invesco Premium Income Fund

Invesco Small Companies Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012

invesco.com/us	SCO-QTR-1 01/12	Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—59.45%
Advertising—1.06%
Arbitron Inc.	322,819	$11,527,866

Aluminum—0.01%
Cymat Technologies Ltd. (Canada) (b)	2,497,500	87,168

Apparel Retail—0.40%
Collective Brands, Inc. (b)	259,600	4,324,936

Apparel, Accessories & Luxury Goods—0.14%
Hampshire Group, Ltd. (b)(c)	592,824	1,482,060

Automotive Retail—1.80%
Lithia Motors, Inc. -Class A	882,369	19,597,415

Biotechnology—0.59%
Grifols S.A. -ADR (Spain) (b)	1,017,379	6,460,357

Commodity Chemicals—1.48%
Chemtrade Logistics Income Fund (Canada)	1,045,784	16,164,392

Computer Storage & Peripherals—3.56%
Synaptics Inc. (b)	1,011,548	38,752,404

Data Processing & Outsourced Services—6.76%
Alliance Data Systems Corp. (b)	380,637	42,174,579
Lender Processing Services, Inc.	1,892,576	31,473,539

		73,648,118

Diversified Chemicals—4.95%
Solutia Inc.	1,959,941	53,898,378

Electric Utilities—3.09%
Generac Holdings, Inc. (b)	1,156,560	33,609,634

Electrical Components & Equipment—2.36%
Regal-Beloit Corp.	452,428	25,684,338

Health Care Supplies—6.03%
Alere, Inc. (b)	1,385,264	33,454,126
Cooper Cos., Inc. (The)	446,765	32,229,627

		65,683,753

Internet Retail—0.93%
Nutrisystem, Inc.	852,502	10,144,774

IT Consulting & Other Services—0.68%
NCI, Inc. -Class A (b)(c)	1,019,293	7,461,225

Leisure Products—1.12%
MEGA Brands Inc. (Canada) (b)(c)	1,328,164	10,449,951
MEGA Brands Inc. -Wts. Expiring 03/30/15 (Canada) (b)	12,488,000	1,805,704

		12,255,655

Life Sciences Tools & Services—2.75%
Charles River Laboratories International, Inc. (b)	885,740	29,911,440

Oil & Gas Exploration & Production—0.00%
Brompton Corp. (Canada) (b)	69,374	0

Publishing—3.87%
John Wiley & Sons, Inc. -Class A	929,487	42,189,415

Real Estate Services—3.94%
FirstService Corp. (Canada) (b)(c)	1,450,295	42,910,104

Semiconductors—7.42%
International Rectifier Corp. (b)	3,112,143	70,956,860
Microsemi Corp. (b)	496,477	9,820,315

		80,777,175

Technology Distributors—4.90%
Brightpoint, Inc. (b)(c)	4,553,096	53,362,285

Trucking—1.61%
Con-way Inc.	550,873	17,484,709

Total Common Stocks & Other Equity Interests (Cost $577,742,446)		647,417,601

Principal
Amount
Non-U.S. Dollar Denominated Bonds & Notes—0.60%
Canada—0.60%
MEGA Brands Inc. -Class A, Sr. Sec. Gtd. Deb., 10.00%, 03/31/15 (d) (Cost $6,082,213)	CAD	6,244,000	6,500,846

Shares
Preferred Stocks—0.17%
Real Estate Services—0.17%
FirstService Corp. (Canada), Series 1, 7.00% Pfd. (Cost $1,880,000)	75,200	1,880,000

See accompanying notes which are an integral part of this schedule.
Invesco Small Companies Fund

	Shares	Value

Money Market Funds—34.07%
Liquid Assets Portfolio — Institutional Class (e)	185,549,585	$185,549,585
Premier Portfolio — Institutional Class (e)	185,549,585	185,549,585

Total Money Market Funds (Cost $371,099,170)		371,099,170

TOTAL INVESTMENTS—94.29% (Cost $956,803,829)		1,026,897,617

OTHER ASSETS LESS LIABILITIES—5.71%		62,176,914

NET ASSETS—100.00%		$1,089,074,531

Investment Abbreviations:

ADR	— American Depositary Receipt

CAD	— Canadian Dollar

Deb.	— Debentures

Gtd.	— Guaranteed

Pfd.	— Preferred

Sec.	— Secured

Sr.	— Senior

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2012 was $115,665,625, which represented 10.62% of the Fund’s Net Assets. See Note 3.

(d)	Foreign denominated security. Principal amount is denominated in currency indicated.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Small Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Small Companies Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Small Companies Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,020,396,771	$—	$0	$1,020,396,771

Foreign Debt Securities	—	6,500,846	—	6,500,846

Total Investments	$1,020,396,771	$6,500,846	$0	$1,026,897,617

NOTE 3 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the three months ended January 31, 2012.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
	10/31/11	at Cost	from Sales	(Depreciation)	(Loss)	01/31/12	Income

Brightpoint, Inc.	$41,138,924	$4,600,000	$—	$7,623,361	$—	$53,362,285	$—

FirstService Corp.	28,874,703	10,487,111	—	3,548,290	—	42,910,104	—

Hampshire Group, Ltd.	1,689,548	—	—	(207,488)	—	1,482,060	—

MEGA Brands Inc.	10,806,540	655,785	—	(1,012,374)	—	10,449,951	—

NCI, Inc. -Class A	9,941,090	3,487,432	—	(5,967,297)	—	7,461,225	—

Total	$92,450,805	$19,230,328	$—	$3,984,492	$—	$115,665,625	$—

Invesco Small Companies Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $127,530,337 and $104,562,162, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$155,830,160

Aggregate unrealized (depreciation) of investment securities	(89,694,680)

Net unrealized appreciation of investment securities	$66,135,480

Cost of investments for tax purposes is $960,762,137.
Invesco Small Companies Fund

Item 2. Controls and Procedures.
(a)	As of March 21, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	March 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	March 30, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	March 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.